Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE FUNDS GROUP TRUST
Central Index Key	dei_EntityCentralIndexKey	0000914243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 30, 2012
TOUCHSTONE CAPITAL APPRECIATION FUND (Prospectus Summary) | TOUCHSTONE CAPITAL APPRECIATION FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCFAX
TOUCHSTONE CAPITAL APPRECIATION FUND (Prospectus Summary) | TOUCHSTONE CAPITAL APPRECIATION FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCACX
TOUCHSTONE CAPITAL APPRECIATION FUND (Prospectus Summary) | TOUCHSTONE CAPITAL APPRECIATION FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCAYX
TOUCHSTONE CAPITAL APPRECIATION FUND (Prospectus Summary) | TOUCHSTONE CAPITAL APPRECIATION FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TAFIX
TOUCHSTONE TOTAL RETURN BOND FUND (Prospectus Summary) | TOUCHSTONE TOTAL RETURN BOND FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCPAX
TOUCHSTONE TOTAL RETURN BOND FUND (Prospectus Summary) | TOUCHSTONE TOTAL RETURN BOND FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCPCX
TOUCHSTONE TOTAL RETURN BOND FUND (Prospectus Summary) | TOUCHSTONE TOTAL RETURN BOND FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCPYX
TOUCHSTONE TOTAL RETURN BOND FUND (Prospectus Summary) | TOUCHSTONE TOTAL RETURN BOND FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCPNX
TOUCHSTONE EMERGING MARKETS EQUITY FUND (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEMAX
TOUCHSTONE EMERGING MARKETS EQUITY FUND (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEFCX
TOUCHSTONE EMERGING MARKETS EQUITY FUND (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEMYX
TOUCHSTONE EMERGING MARKETS EQUITY FUND (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMEIX
TOUCHSTONE EMERGING MARKETS EQUITY FUND II (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND II | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFEMX
TOUCHSTONE EMERGING MARKETS EQUITY FUND II (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND II | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFMCX
TOUCHSTONE EMERGING MARKETS EQUITY FUND II (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND II | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFMYX
TOUCHSTONE EMERGING MARKETS EQUITY FUND II (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND II | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFMIX
TOUCHSTONE GLOBAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE GLOBAL EQUITY FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGEAX
TOUCHSTONE GLOBAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE GLOBAL EQUITY FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGECX
TOUCHSTONE GLOBAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE GLOBAL EQUITY FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGEYX
TOUCHSTONE GLOBAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE GLOBAL EQUITY FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGFIX
TOUCHSTONE GLOBAL REAL ESTATE FUND (Prospectus Summary) | TOUCHSTONE GLOBAL REAL ESTATE FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGAAX
TOUCHSTONE GLOBAL REAL ESTATE FUND (Prospectus Summary) | TOUCHSTONE GLOBAL REAL ESTATE FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGACX
TOUCHSTONE GLOBAL REAL ESTATE FUND (Prospectus Summary) | TOUCHSTONE GLOBAL REAL ESTATE FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRFYX
TOUCHSTONE GLOBAL REAL ESTATE FUND (Prospectus Summary) | TOUCHSTONE GLOBAL REAL ESTATE FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRFIX
TOUCHSTONE INTERNATIONAL FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERNATIONAL FIXED INCOME FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIFAX
TOUCHSTONE INTERNATIONAL FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERNATIONAL FIXED INCOME FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIFCX
TOUCHSTONE INTERNATIONAL FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERNATIONAL FIXED INCOME FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIFYX
TOUCHSTONE INTERNATIONAL FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERNATIONAL FIXED INCOME FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIFIX
TOUCHSTONE LARGE CAP RELATIVE VALUE FUND (Prospectus Summary) | TOUCHSTONE LARGE CAP RELATIVE VALUE FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRVAX
TOUCHSTONE LARGE CAP RELATIVE VALUE FUND (Prospectus Summary) | TOUCHSTONE LARGE CAP RELATIVE VALUE FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRVCX
TOUCHSTONE LARGE CAP RELATIVE VALUE FUND (Prospectus Summary) | TOUCHSTONE LARGE CAP RELATIVE VALUE FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRVYX
TOUCHSTONE LARGE CAP RELATIVE VALUE FUND (Prospectus Summary) | TOUCHSTONE LARGE CAP RELATIVE VALUE FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRVIX
TOUCHSTONE MARKET NEUTRAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE MARKET NEUTRAL EQUITY FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSEAX
TOUCHSTONE MARKET NEUTRAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE MARKET NEUTRAL EQUITY FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSECX
TOUCHSTONE MARKET NEUTRAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE MARKET NEUTRAL EQUITY FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSEYX
TOUCHSTONE MID CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE MID CAP VALUE FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCVAX
TOUCHSTONE MID CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE MID CAP VALUE FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMFCX
TOUCHSTONE MID CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE MID CAP VALUE FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCVYX
TOUCHSTONE MID CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE MID CAP VALUE FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCVIX
TOUCHSTONE SMALL CAP CORE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP CORE FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSFAX
TOUCHSTONE SMALL CAP CORE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP CORE FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSFCX
TOUCHSTONE SMALL CAP CORE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP CORE FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSFYX
TOUCHSTONE SMALL CAP CORE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP CORE FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSFIX
TOUCHSTONE FOCUSED EQUITY FUND (Prospectus Summary) | TOUCHSTONE FOCUSED EQUITY FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFEAX
TOUCHSTONE FOCUSED EQUITY FUND (Prospectus Summary) | TOUCHSTONE FOCUSED EQUITY FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFECX
TOUCHSTONE FOCUSED EQUITY FUND (Prospectus Summary) | TOUCHSTONE FOCUSED EQUITY FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFEYX
TOUCHSTONE FOCUSED EQUITY FUND (Prospectus Summary) | TOUCHSTONE FOCUSED EQUITY FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFEIX
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMAPX
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMCJX
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMCPX
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMCTX
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMPIX
TOUCHSTONE PREMIUM YIELD EQUITY FUND (Prospectus Summary) | TOUCHSTONE PREMIUM YIELD EQUITY FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPYAX
TOUCHSTONE PREMIUM YIELD EQUITY FUND (Prospectus Summary) | TOUCHSTONE PREMIUM YIELD EQUITY FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPYCX
TOUCHSTONE PREMIUM YIELD EQUITY FUND (Prospectus Summary) | TOUCHSTONE PREMIUM YIELD EQUITY FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPYYX
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSNAX
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSNCX
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTSGX
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFSIX
TOUCHSTONE SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE SHORT DURATION FIXED INCOME FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDYX
TOUCHSTONE SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE SHORT DURATION FIXED INCOME FUND | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDGX
TOUCHSTONE INTERMEDIATE FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERMEDIATE FIXED INCOME FUND | Institutional shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCFIX
TOUCHSTONE SMALL CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP VALUE FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVOAX
TOUCHSTONE SMALL CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP VALUE FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVOCX
TOUCHSTONE SMALL CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP VALUE FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVOYX
TOUCHSTONE SMALL CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP VALUE FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVOIX
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDAX
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDCX
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSYYX
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDOX
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDIX
TOUCHSTONE MERGER ARBITRAGE FUND (Prospectus Summary) | TOUCHSTONE MERGER ARBITRAGE FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMGAX
TOUCHSTONE MERGER ARBITRAGE FUND (Prospectus Summary) | TOUCHSTONE MERGER ARBITRAGE FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMGCX
TOUCHSTONE MERGER ARBITRAGE FUND (Prospectus Summary) | TOUCHSTONE MERGER ARBITRAGE FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMGYX
TOUCHSTONE MERGER ARBITRAGE FUND (Prospectus Summary) | TOUCHSTONE MERGER ARBITRAGE FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMGLX

TOUCHSTONE CAPITAL APPRECIATION FUND (Prospectus Summary) | TOUCHSTONE CAPITAL APPRECIATION FUND
TOUCHSTONE CAPITAL APPRECIATION FUND SUMMARY
The Funds Investment Goal
The Touchstone Capital Appreciation Fund seeks capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in this Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information ("SAI") on page 92.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TOUCHSTONE CAPITAL APPRECIATION FUND (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TOUCHSTONE CAPITAL APPRECIATION FUND		Class A	Class C	Class Y	Institutional
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		1.32%	4.06%	10.87%	1.05%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.33%	5.82%	11.63%	1.81%
Fee Waiver and/or Expense Reimbursement	[2]	1.13%	3.87%	10.68%	1.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20%	1.95%	0.95%	0.80%
[1]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.19%, 1.94%, 0.94 % and 0.79% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TOUCHSTONE CAPITAL APPRECIATION FUND (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	690	298	97	82
Expense Example, With Redemption, 3 Years	1,158	1,388	2,359	471
Expense Example, With Redemption, 5 Years	1,652	2,558	4,332	886
Expense Example, With Redemption, 10 Years	3,006	5,401	8,226	2,043

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE CAPITAL APPRECIATION FUND Class C	198	1,388	2,558	5,401

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
16% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Touchstone Capital Appreciation Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks of large capitalization U.S. companies that the
Sub-Advisor, Farr, Miller & Washington, LLC ("FMW"), believes are trading at attractive valuations. For purposes of the Fund, a large capitalization company has a market capitalization within the range of market capitalization represented in the Russell 1000 Index (between $1.6 billion and $411 billion at the time of its most recent reconstitution on June 24, 2011) at the time of purchase. The size of the companies in the Russell 1000 Index will change with market conditions.

FMW identifies potential new investments through the use of quantitative screens and qualitative input from the portfolio management team. FMW seeks to identify companies that exhibit a history of consistently high earnings and/or sales growth, high returns on invested capital, and attractive valuation.  In evaluating and selecting potential investments for the Fund, FMW conducts in-depth research and analysis of potential new investments in an effort to find leading companies that FMW believes are operating in attractive industries; have a long-term, stable track record of growing sales and earnings; have strong balance sheets; generate high returns on invested capital and strong free cash flow; and trade at reasonable valuations. The Fund will hold approximately 30 to
40 securities. FMW will generally sell a company for the following reasons:
excessive valuation, lack of confidence in the management team, a change in the original investment thesis or deterioration in the fundamentals.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund's shares.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing and seek exposure to large cap stocks. As with any mutual fund, there is no guarantee that the
Fund will achieve its investment goal. You can find more information about the
Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 1000 Growth Index and the S&P
500 Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Capital Appreciation Fund - Class A Total Return as of December 31

Best Quarter: 4th Quarter 2011 +11.75% Worst Quarter: 3rd Quarter 2011 -13.01%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns TOUCHSTONE CAPITAL APPRECIATION FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	(6.31%)	3.56%	Sep 30, 2009
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(6.42%)	3.02%	Sep 30, 2009
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(3.95%)	2.76%	Sep 30, 2009
Class C	Class C Return Before Taxes	(2.26%)	5.55%	Sep 30, 2009
Class Y	Class Y Return Before Taxes	(0.27%)	6.63%	Sep 30, 2009
Institutional	Institutional Shares Return Before Taxes
Russell 100 Growth Index	Russell 100 Growth Index (reflects no deductions for fees, expenses or taxes)	2.64%	12.07%	Sep 30, 2009
S&P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses or taxes)	2.11%	10.09%	Sep 30, 2009

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
TOUCHSTONE CAPITAL APPRECIATION FUND (Prospectus Summary) | TOUCHSTONE CAPITAL APPRECIATION FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE CAPITAL APPRECIATION FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Funds Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Capital Appreciation Fund seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in this Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
		Additional Information ("SAI") on page 92.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
		16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Touchstone Capital Appreciation Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks of large capitalization U.S. companies that the
Sub-Advisor, Farr, Miller & Washington, LLC ("FMW"), believes are trading at attractive valuations. For purposes of the Fund, a large capitalization company has a market capitalization within the range of market capitalization represented in the Russell 1000 Index (between $1.6 billion and $411 billion at the time of its most recent reconstitution on June 24, 2011) at the time of purchase. The size of the companies in the Russell 1000 Index will change with market conditions.

FMW identifies potential new investments through the use of quantitative screens and qualitative input from the portfolio management team. FMW seeks to identify companies that exhibit a history of consistently high earnings and/or sales growth, high returns on invested capital, and attractive valuation.  In evaluating and selecting potential investments for the Fund, FMW conducts in-depth research and analysis of potential new investments in an effort to find leading companies that FMW believes are operating in attractive industries; have a long-term, stable track record of growing sales and earnings; have strong balance sheets; generate high returns on invested capital and strong free cash flow; and trade at reasonable valuations. The Fund will hold approximately 30 to
40 securities. FMW will generally sell a company for the following reasons:
excessive valuation, lack of confidence in the management team, a change in the
		original investment thesis or deterioration in the fundamentals.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund's shares.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing and seek exposure to large cap stocks. As with any mutual fund, there is no guarantee that the
Fund will achieve its investment goal. You can find more information about the
Fund's investments and risks under the "Investment Strategies and Risks" section
		of the Fund's Prospectus.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 1000 Growth Index and the S&P
500 Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or
		by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 1000 Growth Index and the S&P 500 Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Capital Appreciation Fund - Class A Total Return as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 4th Quarter 2011 +11.75% Worst Quarter: 3rd Quarter 2011 -13.01%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares
		offered by the Fund will differ from the Class A after-tax returns.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
TOUCHSTONE CAPITAL APPRECIATION FUND (Prospectus Summary) | TOUCHSTONE CAPITAL APPRECIATION FUND | Russell 100 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 100 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE CAPITAL APPRECIATION FUND (Prospectus Summary) | TOUCHSTONE CAPITAL APPRECIATION FUND | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE CAPITAL APPRECIATION FUND (Prospectus Summary) | TOUCHSTONE CAPITAL APPRECIATION FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.32%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	690
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,158
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,652
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,006
Annual Return 2010	rr_AnnualReturn2010	7.76%
Annual Return 2011	rr_AnnualReturn2011	(0.62%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.01%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.31%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE CAPITAL APPRECIATION FUND (Prospectus Summary) | TOUCHSTONE CAPITAL APPRECIATION FUND | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.42%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE CAPITAL APPRECIATION FUND (Prospectus Summary) | TOUCHSTONE CAPITAL APPRECIATION FUND | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.95%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE CAPITAL APPRECIATION FUND (Prospectus Summary) | TOUCHSTONE CAPITAL APPRECIATION FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.06%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.87%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,388
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,558
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,401
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,388
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,558
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,401
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.26%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE CAPITAL APPRECIATION FUND (Prospectus Summary) | TOUCHSTONE CAPITAL APPRECIATION FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	10.87%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.68%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,359
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	4,332
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	8,226
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.27%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE CAPITAL APPRECIATION FUND (Prospectus Summary) | TOUCHSTONE CAPITAL APPRECIATION FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.05%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	886
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,043
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes

[1]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.19%, 1.94%, 0.94 % and 0.79% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

TOUCHSTONE TOTAL RETURN BOND FUND (Prospectus Summary) | TOUCHSTONE TOTAL RETURN BOND FUND
TOUCHSTONE TOTAL RETURN BOND FUND SUMMARY
The Fund's Investment Goal
The Touchstone Total Return Bond Fund seeks current income.
Capital appreciation is a secondary goal.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
of Additional Information on page 92.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TOUCHSTONE TOTAL RETURN BOND FUND (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TOUCHSTONE TOTAL RETURN BOND FUND		Class A	Class C	Class Y		Institutional
Management Fees	[1]	0.35%	0.35%	0.35%		0.35%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none		none
Other Expenses		1.09%	1.20%	0.78%		0.86%
Total Annual Fund Operating Expenses		1.69%	2.55%	1.13%		1.21%
Fee Waiver and/or Expense Reimbursement	[2]	0.79%	0.90%	0.48%	[3]	0.71%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.90%	1.65%	0.65%	[3]	0.50%
[1]	"Management Fees" have been restated to reflect that the Board of Trustees approved a change to the Fund's advisory fee schedule effective April 19, 2011. Under the previous fee schedule, the Fund paid a fee of 0.45% of the first $100 million of average net assets, 0.425% of the next $150 million of average net assets and 0.40% on assets over $250 million. Under the amended fee schedule, the Fund pays a fee of 0.35% of average daily net assets.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.90%, 1.65%, 0.65% and 0.50% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.
[3]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended September 30, 2011.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TOUCHSTONE TOTAL RETURN BOND FUND (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	562	268	66	51
Expense Example, With Redemption, 3 Years	909	708	311	314
Expense Example, With Redemption, 5 Years	1,278	1,275	576	597
Expense Example, With Redemption, 10 Years	2,315	2,818	1,332	1,403

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE TOTAL RETURN BOND FUND Class C	168	708	1,275	2,818

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 7%
of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Touchstone Total Return Bond Fund invests, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in fixed income securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Fixed income securities consist of U.S. government obligations, corporate debt obligations, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, non-investment grade corporate debt obligations, structured notes and foreign government debt obligations.  U.S. and foreign government obligations include direct government obligations and those of government agencies and instrumentalities. Corporate debt obligations include corporate bonds, debentures, notes and other similar instruments of U.S. and foreign corporations. Investment grade fixed income securities include securities rated
BBB- or higher by Standard & Poor's Corporation ("S&P") or Baa3 or higher by
Moody's Investors Services, Inc. ("Moody's") or, if unrated by S&P or Moody's, determined by the sub-advisor, EARNEST Partners LLC ("EARNEST"), to be of comparable quality.  The Fund may purchase foreign government securities of both developed and emerging market countries. The Fund will generally invest at least
80% of its total assets in investment-grade debt securities including sovereign debt obligations of developed countries, but may invest up to 20% of its total assets in non-investment grade debt securities, which are sometimes referred to as "junk bonds," including government securities of emerging market countries and non-investment grade corporate bonds. The Fund may invest up to 20% of its assets in securities denominated in a foreign currency.

In selecting investments for the Fund, EARNEST employs a bottom-up investment process that seeks to maximize duration-adjusted total return by investing in market sectors or securities it considers undervalued for their risk characteristics. EARNEST accomplishes this through the implementation of a proprietary "GAP" Framework, fundamental review and risk management process. The first step involves a screening of the investible universe applying EARNEST's proprietary GAP model that calculates expected yield levels for various sectors and securities in comparison to actual yield levels. The GAP Framework analysis incorporates such factors as quality, duration, liquidity, and the relationship between price and yield. The second step involves in-depth, fundamental security analysis which focuses on credit risk, cash flow risk, credit spread volatility, the historical yield relationship between a security and the corresponding benchmark, and current market technical forces (i.e. supply and demand factors).
The third and final step of the investment process integrates EARNEST's risk management techniques and fundamental analysis to construct a portfolio that strives to maximize yield while minimizing the risks inherent in fixed income investing. The portfolio is diversified, holding 50 to 150 securities.
Securities are sold once valuation targets are met, a fundamental change to
EARNEST's credit analysis occurs, or to alter the overall risk characteristics of the portfolio.

The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms.  In addition, these securities may make principal payments that are fixed, variable or both. The Fund may also invest in zero coupon securities.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments The Fund is subject to the principal risks summarized below.

Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Market Risk:  The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, the Fund may not be able to buy or sell securities at favorable prices and the Fund may lose money.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Investment Grade Debt Securities Risk: Investment grade debt securities may be downgraded by a Nationally Recognized Statistical Rating Organization ("NRSRO")
to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Rating Agency Risk: Ratings represent an NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

U.S. Government Securities Risk: The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S.
Treasury or by the agency's own resources. In addition, securities issued by agencies such as the Federal National Mortgage Association ("Fannie Mae") are
supported only by the credit of the issuing agency and any associated collateral. Some government agencies may not be backed by the full faith and credit of the U.S. government which may increase the risk of loss of investment.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Sovereign Debt Risk: The actions of foreign governments concerning their respective economies could have an important effect on their ability or willingness to service their sovereign debt. Such actions could have significant effects on market conditions and on the prices of securities and instruments held by the Fund, including the securities and instruments of foreign private issuers. Factors which may influence the ability or willingness of foreign sovereigns to service debt include, but are not limited to: the availability of sufficient foreign exchange on the date payment is due; the relative size of its debt service burden to the economy as a whole; its balance of payments
(including export performance) and cash flow situation; its access to international credits and investments; fluctuations in interest and currency rates and reserves; and its government's policies towards the International
Monetary Fund, the World Bank and other international agencies. If a foreign sovereign defaults on all or a portion of its foreign debt, the Fund may have limited legal recourse against the issuer and/or guarantor. In some cases, remedies must be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the prevailing country which could substantially delay or defeat any recovery.

Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.
Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of the Fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the
Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Asset-Backed Securities Risk: Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective durations.

Non-Investment Grade Debt Securities Risk: Non-investment grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers' ability to make payments of interest and principal.
There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities.  Non-investment grade debt securities can also be more difficult to sell for good value.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Event Risk: Securities may decline in credit quality and market value due to issuer restructurings, mergers, consolidations, reorganizations, tender or exchange offers, or other factors.

This Fund should only be purchased by investors seeking high current income with reasonable risk to capital who can withstand share price volatility, and who seek exposure to fixed income securities. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment
Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays Capital Aggregate Bond
Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Total Return Bond Fund - Class Y Total Return as of December 31

Best Quarter: 3rd Quarter 2009 +7.77% Worst Quarter: 2nd Quarter 2004 -2.62%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class Y shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class Y after-tax returns.

Class Y shares began operations on November 15, 1991.  Class A shares began operations on August 16, 2010 and Class C and Institutional shares began operations on August 1, 2011.  The Class A shares performance information is calculated using the historical performance of Class Y shares for periods prior to August 16, 2010.  Performance for this period has been restated to reflect the impact of the Class A shares fees and expenses.  Class C and Institutional
Shares performance information is calculated using the historical performance of
Class Y shares for the periods prior to August 1, 2011.  Performance for this period for Class C shares has been restated to reflect the impact of the Class C fees and expenses.

For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns TOUCHSTONE TOTAL RETURN BOND FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	2.56%	5.92%	5.41%
Class A After Taxes on Distributions	Class Y Return After Taxes on Distributions	6.65%	5.39%	4.47%
Class A After Taxes on Distributions and Sales	Class Y Return After Taxes on Distributions and Sale of Fund Shares	5.22%	5.09%	4.28%
Class C	Class C Return Before Taxes	6.02%	6.16%	5.14%
Class Y	Class Y Return Before Taxes	8.10%	7.22%	6.19%
Institutional	Institutional Shares Return Before Taxes	8.14%	7.23%	6.20%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.84%	6.50%	5.78%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
TOUCHSTONE TOTAL RETURN BOND FUND (Prospectus Summary) | TOUCHSTONE TOTAL RETURN BOND FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE TOTAL RETURN BOND FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Total Return Bond Fund seeks current income.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary goal.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
		of Additional Information on page 92.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 7%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended September 30, 2011.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Touchstone Total Return Bond Fund invests, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in fixed income securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Fixed income securities consist of U.S. government obligations, corporate debt obligations, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, non-investment grade corporate debt obligations, structured notes and foreign government debt obligations.  U.S. and foreign government obligations include direct government obligations and those of government agencies and instrumentalities. Corporate debt obligations include corporate bonds, debentures, notes and other similar instruments of U.S. and foreign corporations. Investment grade fixed income securities include securities rated
BBB- or higher by Standard & Poor's Corporation ("S&P") or Baa3 or higher by
Moody's Investors Services, Inc. ("Moody's") or, if unrated by S&P or Moody's, determined by the sub-advisor, EARNEST Partners LLC ("EARNEST"), to be of comparable quality.  The Fund may purchase foreign government securities of both developed and emerging market countries. The Fund will generally invest at least
80% of its total assets in investment-grade debt securities including sovereign debt obligations of developed countries, but may invest up to 20% of its total assets in non-investment grade debt securities, which are sometimes referred to as "junk bonds," including government securities of emerging market countries and non-investment grade corporate bonds. The Fund may invest up to 20% of its assets in securities denominated in a foreign currency.

In selecting investments for the Fund, EARNEST employs a bottom-up investment process that seeks to maximize duration-adjusted total return by investing in market sectors or securities it considers undervalued for their risk characteristics. EARNEST accomplishes this through the implementation of a proprietary "GAP" Framework, fundamental review and risk management process. The first step involves a screening of the investible universe applying EARNEST's proprietary GAP model that calculates expected yield levels for various sectors and securities in comparison to actual yield levels. The GAP Framework analysis incorporates such factors as quality, duration, liquidity, and the relationship between price and yield. The second step involves in-depth, fundamental security analysis which focuses on credit risk, cash flow risk, credit spread volatility, the historical yield relationship between a security and the corresponding benchmark, and current market technical forces (i.e. supply and demand factors).
The third and final step of the investment process integrates EARNEST's risk management techniques and fundamental analysis to construct a portfolio that strives to maximize yield while minimizing the risks inherent in fixed income investing. The portfolio is diversified, holding 50 to 150 securities.
Securities are sold once valuation targets are met, a fundamental change to
EARNEST's credit analysis occurs, or to alter the overall risk characteristics of the portfolio.

The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms.  In addition, these securities may make principal payments that are fixed, variable or both. The Fund may also
		invest in zero coupon securities.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments The Fund is subject to the principal risks summarized below.

Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Market Risk:  The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, the Fund may not be able to buy or sell securities at favorable prices and the Fund may lose money.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Investment Grade Debt Securities Risk: Investment grade debt securities may be downgraded by a Nationally Recognized Statistical Rating Organization ("NRSRO")
to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Rating Agency Risk: Ratings represent an NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

U.S. Government Securities Risk: The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S.
Treasury or by the agency's own resources. In addition, securities issued by agencies such as the Federal National Mortgage Association ("Fannie Mae") are
supported only by the credit of the issuing agency and any associated collateral. Some government agencies may not be backed by the full faith and credit of the U.S. government which may increase the risk of loss of investment.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Sovereign Debt Risk: The actions of foreign governments concerning their respective economies could have an important effect on their ability or willingness to service their sovereign debt. Such actions could have significant effects on market conditions and on the prices of securities and instruments held by the Fund, including the securities and instruments of foreign private issuers. Factors which may influence the ability or willingness of foreign sovereigns to service debt include, but are not limited to: the availability of sufficient foreign exchange on the date payment is due; the relative size of its debt service burden to the economy as a whole; its balance of payments
(including export performance) and cash flow situation; its access to international credits and investments; fluctuations in interest and currency rates and reserves; and its government's policies towards the International
Monetary Fund, the World Bank and other international agencies. If a foreign sovereign defaults on all or a portion of its foreign debt, the Fund may have limited legal recourse against the issuer and/or guarantor. In some cases, remedies must be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the prevailing country which could substantially delay or defeat any recovery.

Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.
Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of the Fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the
Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Asset-Backed Securities Risk: Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective durations.

Non-Investment Grade Debt Securities Risk: Non-investment grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers' ability to make payments of interest and principal.
There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities.  Non-investment grade debt securities can also be more difficult to sell for good value.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Event Risk: Securities may decline in credit quality and market value due to issuer restructurings, mergers, consolidations, reorganizations, tender or exchange offers, or other factors.

This Fund should only be purchased by investors seeking high current income with reasonable risk to capital who can withstand share price volatility, and who seek exposure to fixed income securities. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment
		Strategies and Risks" section of the Fund's Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments The Fund is subject to the principal risks summarized below.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays Capital Aggregate Bond
Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or
		by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Return Bond Fund - Class Y Total Return as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2009 +7.77% Worst Quarter: 2nd Quarter 2004 -2.62%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class Y shares only.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class Y shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class Y after-tax returns.

Class Y shares began operations on November 15, 1991.  Class A shares began operations on August 16, 2010 and Class C and Institutional shares began operations on August 1, 2011.  The Class A shares performance information is calculated using the historical performance of Class Y shares for periods prior to August 16, 2010.  Performance for this period has been restated to reflect the impact of the Class A shares fees and expenses.  Class C and Institutional
Shares performance information is calculated using the historical performance of
Class Y shares for the periods prior to August 1, 2011.  Performance for this period for Class C shares has been restated to reflect the impact of the Class C fees and expenses.

For information on the prior history of the Fund, please see the section
		entitled "The Trust" in the Fund's Statement of Additional Information.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
TOUCHSTONE TOTAL RETURN BOND FUND (Prospectus Summary) | TOUCHSTONE TOTAL RETURN BOND FUND | Barclays Capital Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
TOUCHSTONE TOTAL RETURN BOND FUND (Prospectus Summary) | TOUCHSTONE TOTAL RETURN BOND FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	562
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	909
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,278
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,315
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.41%
TOUCHSTONE TOTAL RETURN BOND FUND (Prospectus Summary) | TOUCHSTONE TOTAL RETURN BOND FUND | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.47%
TOUCHSTONE TOTAL RETURN BOND FUND (Prospectus Summary) | TOUCHSTONE TOTAL RETURN BOND FUND | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.28%
TOUCHSTONE TOTAL RETURN BOND FUND (Prospectus Summary) | TOUCHSTONE TOTAL RETURN BOND FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	268
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	708
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,818
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	708
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,275
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,818
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.14%
TOUCHSTONE TOTAL RETURN BOND FUND (Prospectus Summary) | TOUCHSTONE TOTAL RETURN BOND FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	311
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	576
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,332
Annual Return 2002	rr_AnnualReturn2002	12.59%
Annual Return 2003	rr_AnnualReturn2003	3.60%
Annual Return 2004	rr_AnnualReturn2004	3.36%
Annual Return 2005	rr_AnnualReturn2005	1.78%
Annual Return 2006	rr_AnnualReturn2006	4.86%
Annual Return 2007	rr_AnnualReturn2007	5.13%
Annual Return 2008	rr_AnnualReturn2008	(2.19%)
Annual Return 2009	rr_AnnualReturn2009	16.90%
Annual Return 2010	rr_AnnualReturn2010	9.08%
Annual Return 2011	rr_AnnualReturn2011	8.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.62%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.19%
TOUCHSTONE TOTAL RETURN BOND FUND (Prospectus Summary) | TOUCHSTONE TOTAL RETURN BOND FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	314
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	597
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,403
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.20%

[1]	"Management Fees" have been restated to reflect that the Board of Trustees approved a change to the Fund's advisory fee schedule effective April 19, 2011. Under the previous fee schedule, the Fund paid a fee of 0.45% of the first $100 million of average net assets, 0.425% of the next $150 million of average net assets and 0.40% on assets over $250 million. Under the amended fee schedule, the Fund pays a fee of 0.35% of average daily net assets.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.90%, 1.65%, 0.65% and 0.50% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.
[3]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended September 30, 2011.

TOUCHSTONE EMERGING MARKETS EQUITY FUND (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND
TOUCHSTONE EMERGING MARKETS EQUITY FUND SUMMARY
The Fund's Investment Goal
The Touchstone Emerging Markets Equity Fund seeks capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
of Additional Information on page 92.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TOUCHSTONE EMERGING MARKETS EQUITY FUND (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TOUCHSTONE EMERGING MARKETS EQUITY FUND		Class A	Class C	Class Y	Institutional
Management Fees		1.10%	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.60%	0.72%	0.38%	0.33%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.96%	2.83%	1.49%	1.44%
Fee Waiver and/or Expense Reimbursement	[2]	0.21%	0.33%	none	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.75%	2.50%	1.49%	1.35%
[1]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.74%, 2.49%, 1.49% and 1.34% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TOUCHSTONE EMERGING MARKETS EQUITY FUND (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	743	353	152	137
Expense Example, With Redemption, 3 Years	1,136	846	471	447
Expense Example, With Redemption, 5 Years	1,553	1,465	813	778
Expense Example, With Redemption, 10 Years	2,713	3,133	1,779	1,716

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE EMERGING MARKETS EQUITY FUND Class C	253	846	1,465	3,133

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 18%
of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Touchstone Emerging Markets Equity Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity securities, which includes common stock, preferred stock, convertible bonds and warrants, of companies located in emerging markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, an emerging market is one:

o  That is included in the Morgan Stanley Capital International ("MSCI")
   Emerging Markets Index;

o  That is considered by the sub-advisor, AGF Investments America Inc.
   ("AGF"), to have an economy and financial system comparable to countries included in the MSCI Emerging Markets Index based on a country's economic development, size, liquidity and market accessibility and technically meets the existing MSCI market classification framework for inclusion in the MSCI Emerging
   Markets Index when it is reviewed; or

o  Whose economic activity and capital markets are dependent on emerging market countries.  Examples include Hong Kong and Singapore.

The Fund invests in securities of companies operating in a broad range of industries.  AGF invests in businesses that it believes are mispriced by the market and that are expected to generate positive and sustainable earnings growth. AGF believes that these companies should be able to achieve positive economic profits over time. In assessing company valuations, AGF uses the
Economic Value-Added ("EVA") approach and considers factors such as cash flow return on investment, franchise value, competitive advantage, and investment profile.

In-depth, proprietary fundamental research conducted globally by the team of portfolio managers and analysts is used to seek emerging market securities with sustainable earnings growth prospects that are not recognized by the market, and are priced at attractive valuations. The Fund generally holds 70 to 90 securities and attempts to broadly diversify its investments among securities and countries by limiting its exposure to a particular company or country. The
Fund's weight in any individual country is limited to 20% at purchase. The Fund may attempt to hedge against currency risks associated with its portfolio securities by using forward foreign currency exchange contracts.

AGF generally considers selling a security when it reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company's fundamentals, or when other opportunities appear more attractive.

The Fund may invest in companies of any size in seeking to achieve its investment goal. These securities may be traded over the counter or listed on an exchange.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

Depositary Receipts Risk: Foreign receipts, which include American Depositary
Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored" or "unsponsored"
facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of emerging markets investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the MSCI Emerging Markets Index. The bar chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Emerging Markets Equity Fund - Class A Total Return as of December 31

Best Quarter: 3rd Quarter 2010 +18.39% Worst Quarter: 3rd Quarter 2011 -18.02%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns TOUCHSTONE EMERGING MARKETS EQUITY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	(20.35%)	2.49%	Sep 30, 2009
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(20.46%)	2.40%	Sep 30, 2009
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(12.93%)	2.15%	Sep 30, 2009
Class C	Class C Return Before Taxes	(16.93%)	4.44%	Sep 30, 2009
Class Y	Class Y Return Before Taxes	(15.21%)	5.53%	Sep 30, 2009
Institutional	Institutional Shares Return Before Taxes	(15.20%)	5.65%	Sep 30, 2009
MSCI Emerging Markets Index	MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	(18.17%)	2.62%	Sep 30, 2009

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
TOUCHSTONE EMERGING MARKETS EQUITY FUND (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE EMERGING MARKETS EQUITY FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Emerging Markets Equity Fund seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
		of Additional Information on page 92.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 18%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Touchstone Emerging Markets Equity Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity securities, which includes common stock, preferred stock, convertible bonds and warrants, of companies located in emerging markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, an emerging market is one:

o  That is included in the Morgan Stanley Capital International ("MSCI")
   Emerging Markets Index;

o  That is considered by the sub-advisor, AGF Investments America Inc.
   ("AGF"), to have an economy and financial system comparable to countries included in the MSCI Emerging Markets Index based on a country's economic development, size, liquidity and market accessibility and technically meets the existing MSCI market classification framework for inclusion in the MSCI Emerging
   Markets Index when it is reviewed; or

o  Whose economic activity and capital markets are dependent on emerging market countries.  Examples include Hong Kong and Singapore.

The Fund invests in securities of companies operating in a broad range of industries.  AGF invests in businesses that it believes are mispriced by the market and that are expected to generate positive and sustainable earnings growth. AGF believes that these companies should be able to achieve positive economic profits over time. In assessing company valuations, AGF uses the
Economic Value-Added ("EVA") approach and considers factors such as cash flow return on investment, franchise value, competitive advantage, and investment profile.

In-depth, proprietary fundamental research conducted globally by the team of portfolio managers and analysts is used to seek emerging market securities with sustainable earnings growth prospects that are not recognized by the market, and are priced at attractive valuations. The Fund generally holds 70 to 90 securities and attempts to broadly diversify its investments among securities and countries by limiting its exposure to a particular company or country. The
Fund's weight in any individual country is limited to 20% at purchase. The Fund may attempt to hedge against currency risks associated with its portfolio securities by using forward foreign currency exchange contracts.

AGF generally considers selling a security when it reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company's fundamentals, or when other opportunities appear more attractive.

The Fund may invest in companies of any size in seeking to achieve its investment goal. These securities may be traded over the counter or listed on an
		exchange.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

Depositary Receipts Risk: Foreign receipts, which include American Depositary
Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored" or "unsponsored"
facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of emerging markets investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under
		the "Investment Strategies and Risks" section of the Fund's Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the MSCI Emerging Markets Index. The bar chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no
		cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the MSCI Emerging Markets Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Emerging Markets Equity Fund - Class A Total Return as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2010 +18.39% Worst Quarter: 3rd Quarter 2011 -18.02%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares
		offered by the Fund will differ from the Class A after-tax returns.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
TOUCHSTONE EMERGING MARKETS EQUITY FUND (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND | MSCI Emerging Markets Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.17%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE EMERGING MARKETS EQUITY FUND (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	743
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,136
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,553
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,713
Annual Return 2010	rr_AnnualReturn2010	17.73%
Annual Return 2011	rr_AnnualReturn2011	(15.47%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.02%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.35%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE EMERGING MARKETS EQUITY FUND (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.46%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE EMERGING MARKETS EQUITY FUND (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.93%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE EMERGING MARKETS EQUITY FUND (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	353
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	846
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,465
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,133
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	253
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	846
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,465
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,133
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.93%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE EMERGING MARKETS EQUITY FUND (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,779
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.21%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE EMERGING MARKETS EQUITY FUND (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	447
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	778
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,716
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.20%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009

[1]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.74%, 2.49%, 1.49% and 1.34% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

TOUCHSTONE EMERGING MARKETS EQUITY FUND II (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND II
TOUCHSTONE EMERGING MARKETS EQUITY FUND II SUMMARY
The Fund's Investment Goal
The Touchstone Emerging Markets Equity Fund II seeks capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
of Additional Information on page 92.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TOUCHSTONE EMERGING MARKETS EQUITY FUND II (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TOUCHSTONE EMERGING MARKETS EQUITY FUND II		Class A	Class C	Class Y	Institutional
Management Fees		1.10%	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	3.21%	3.21%	3.21%	3.06%
Acquired Fund Fees and Expenses (AFFE)	[2]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		4.57%	5.32%	4.32%	4.17%
Fee Waiver and/or Expense Reimbursement	[3]	2.82%	2.82%	2.82%	2.82%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.75%	2.50%	1.50%	1.35%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.74%, 2.49%, 1.49% and 1.34% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Fund's Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TOUCHSTONE EMERGING MARKETS EQUITY FUND II (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	743	353	153	137
Expense Example, With Redemption, 3 Years	1,636	1,340	1,053	1,009

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
TOUCHSTONE EMERGING MARKETS EQUITY FUND II Class C	253	1,340

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
From its commencement of operations on April 18, 2011 through September 30, 2011, the Fund's portfolio turnover rate was 112% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Touchstone Emerging Markets Equity Fund II invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity securities, which includes common stock, preferred stock, convertible bonds and warrants, of companies located in emerging markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, an emerging market is one:

o  That is included in the Morgan Stanley Capital International ("MSCI")
   Emerging Markets Index;

o  That is considered by the sub-advisor, AGF Investments America Inc.
   ("AGF"), to have an economy and financial system comparable to countries included in the MSCI Emerging Markets Index based on a country's economic development, size, liquidity and market accessibility and technically meets the existing MSCI market classification framework for inclusion in the MSCI Emerging
   Markets Index when it is reviewed; or

o  Whose economic activity and capital markets are dependent on emerging market countries.  Examples include Hong Kong and Singapore.

The Fund invests in securities of companies operating in a broad range of industries.  AGF invests in businesses that it believes are mispriced by the market and that are expected to generate positive and sustainable earnings growth. AGF believes that these companies should be able to achieve positive economic profits over time.  In assessing company valuations, AGF uses the
Economic Value-Added ("EVA") approach and considers factors such as cash flow return on investment, franchise value, competitive advantage, and investment profile.

In-depth, proprietary fundamental research conducted globally by the team of portfolio managers and analysts is used to seek emerging market securities with sustainable earnings growth prospects that are not recognized by the market, and are priced at attractive valuations.  The Fund generally holds 50 to 70 securities and attempts to broadly diversify its investments among securities and countries by limiting its exposure to a particular company or country.  The
Fund's weight in any individual country is limited to 20% at purchase.  The Fund may attempt to hedge against currency risks associated with its portfolio securities by using forward foreign currency exchange contracts. AGF generally considers selling a security when it reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company's fundamentals, or when other opportunities appear more attractive.

The Fund invests primarily in medium to large capitalization companies in seeking to achieve its investment goal.  Medium to large capitalization companies are defined as those companies with market capitalizations of $1.5 billion or greater.  These securities may be traded over the counter or listed on an exchange.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

Depositary Receipts Risk: Foreign receipts, which include American Depositary
Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored" or "unsponsored"
facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of emerging markets investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The Fund's performance information is only shown when the Fund has had a full calendar year of operations.  Since the Fund began operations in April 2011, there is no performance information included in this Prospectus.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
TOUCHSTONE EMERGING MARKETS EQUITY FUND II (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND II
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE EMERGING MARKETS EQUITY FUND II SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Emerging Markets Equity Fund II seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
		of Additional Information on page 92.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
From its commencement of operations on April 18, 2011 through September 30, 2011,
		the Fund's portfolio turnover rate was 112% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Touchstone Emerging Markets Equity Fund II invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity securities, which includes common stock, preferred stock, convertible bonds and warrants, of companies located in emerging markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, an emerging market is one:

o  That is included in the Morgan Stanley Capital International ("MSCI")
   Emerging Markets Index;

o  That is considered by the sub-advisor, AGF Investments America Inc.
   ("AGF"), to have an economy and financial system comparable to countries included in the MSCI Emerging Markets Index based on a country's economic development, size, liquidity and market accessibility and technically meets the existing MSCI market classification framework for inclusion in the MSCI Emerging
   Markets Index when it is reviewed; or

o  Whose economic activity and capital markets are dependent on emerging market countries.  Examples include Hong Kong and Singapore.

The Fund invests in securities of companies operating in a broad range of industries.  AGF invests in businesses that it believes are mispriced by the market and that are expected to generate positive and sustainable earnings growth. AGF believes that these companies should be able to achieve positive economic profits over time.  In assessing company valuations, AGF uses the
Economic Value-Added ("EVA") approach and considers factors such as cash flow return on investment, franchise value, competitive advantage, and investment profile.

In-depth, proprietary fundamental research conducted globally by the team of portfolio managers and analysts is used to seek emerging market securities with sustainable earnings growth prospects that are not recognized by the market, and are priced at attractive valuations.  The Fund generally holds 50 to 70 securities and attempts to broadly diversify its investments among securities and countries by limiting its exposure to a particular company or country.  The
Fund's weight in any individual country is limited to 20% at purchase.  The Fund may attempt to hedge against currency risks associated with its portfolio securities by using forward foreign currency exchange contracts. AGF generally considers selling a security when it reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company's fundamentals, or when other opportunities appear more attractive.

The Fund invests primarily in medium to large capitalization companies in seeking to achieve its investment goal.  Medium to large capitalization companies are defined as those companies with market capitalizations of $1.5 billion or greater.  These securities may be traded over the counter or listed
		on an exchange.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

Depositary Receipts Risk: Foreign receipts, which include American Depositary
Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored" or "unsponsored"
facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of emerging markets investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under
		the "Investment Strategies and Risks" section of the Fund's Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund's performance information is only shown when the Fund has had a full calendar year of operations.  Since the Fund began operations in April 2011,
		there is no performance information included in this Prospectus.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund's performance information is only shown when the Fund has had a full calendar year of operations.
TOUCHSTONE EMERGING MARKETS EQUITY FUND II (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND II | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.21%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.82%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	743
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,636
TOUCHSTONE EMERGING MARKETS EQUITY FUND II (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND II | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.21%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.82%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	353
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,340
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	253
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,340
TOUCHSTONE EMERGING MARKETS EQUITY FUND II (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND II | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.21%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.82%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,053
TOUCHSTONE EMERGING MARKETS EQUITY FUND II (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND II | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.06%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.82%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,009

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.74%, 2.49%, 1.49% and 1.34% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Fund's Management" in the Fund's Prospectus for more information.

TOUCHSTONE GLOBAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE GLOBAL EQUITY FUND
TOUCHSTONE GLOBAL EQUITY FUND SUMMARY
The Fund's Investment Goal
The Touchstone Global Equity Fund seeks capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
of Additional Information on page 92.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TOUCHSTONE GLOBAL EQUITY FUND (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TOUCHSTONE GLOBAL EQUITY FUND		Class A	Class C	Class Y	Institutional
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		3.03%	9.58%	6.44%	1.75%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		4.14%	11.44%	7.30%	2.61%
Fee Waiver and/or Expense Reimbursement	[2]	2.79%	9.34%	6.20%	1.66%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.35%	2.10%	1.10%	0.95%
[1]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.34%, 2.09%, 1.09% and 0.94% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TOUCHSTONE GLOBAL EQUITY FUND (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	705	313	112	97
Expense Example, With Redemption, 3 Years	1,520	2,418	1,594	653
Expense Example, With Redemption, 5 Years	2,350	4,349	3,009	1,236
Expense Example, With Redemption, 10 Years	4,488	8,186	6,271	2,820

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE GLOBAL EQUITY FUND Class C	213	2,418	4,349	8,186

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Touchstone Global Equity Fund invests, under normal conditions, at least 80%
of its net assets (including borrowings for investment purposes) in U.S. and foreign, including emerging market countries, equity securities, which includes common stock, preferred stock and warrants.  This is a non-fundamental policy that the Fund can change upon 60 days' prior notice to shareholders. The Fund will invest significantly (generally 40% or more of the Fund's assets) in equity securities of companies domiciled outside the U.S. or with significant business operations (defined as companies with at least 40% of revenue, assets, income or expenditure outside the U.S.) and/or assets outside the U.S.

The Fund will invest in equity securities of companies without regard to market capitalization that the sub-advisor, Bedlam Asset Management PLC ("Bedlam"), believes are attractively priced in consideration of their growth prospects.
For each company considered for inclusion in the Fund, Bedlam assesses the current and expected future fundamentals of the company's industry and sector;
evaluates the company's financial statements and its earnings quality;
identifies the key drivers of the company's earnings and cash flow; and develops proprietary forecasts of the company's earnings and free cash flow.  Bedlam requires a company's expected free cash flow yield or earnings yield over the subsequent two years to be at least 20% greater than Bedlam's estimate of the company's cost of equity capital.  The Fund will generally invest in at least eight countries and will hold approximately 30 to 50 securities.  Bedlam generally sells a security when it reaches its fair value estimate as determined by Bedlam, when earnings forecasts do not justify the current price, when there has been or there is an expectation of an adverse change in the company's fundamentals or the sector fundamentals, or when other opportunities appear more attractive.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.
There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.  There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Depositary Receipts Risk: Foreign receipts, which include American Depositary
Receipts ("ADRs"), are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.
Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of global equity investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the MSCI All Country World Index. The bar chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Global Equity Fund - Class A Total Return as of December 31

Best Quarter: 3rd Quarter 2010 +12.82% Worst Quarter: 3rd Quarter 2011 -14.93%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns TOUCHSTONE GLOBAL EQUITY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	(16.04%)	(0.32%)	Sep 30, 2009
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(17.46%)	(1.21%)	Sep 30, 2009
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(8.89%)	(0.38%)	Sep 30, 2009
Class C	Class C Return Before Taxes	(12.41%)	1.56%	Sep 30, 2009
Class Y	Class Y Return Before Taxes	(10.73%)	2.58%	Sep 30, 2009
Institutional	Institutional Shares Return Before Taxes	(10.53%)	2.73%	Sep 30, 2009
MSCI All Country World Index	MSCI All Country World Index (reflects no deductions for fees, expenses or taxes)	(6.86%)	4.56%	Sep 30, 2009

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
TOUCHSTONE GLOBAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE GLOBAL EQUITY FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE GLOBAL EQUITY FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Global Equity Fund seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
		of Additional Information on page 92.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Touchstone Global Equity Fund invests, under normal conditions, at least 80%
of its net assets (including borrowings for investment purposes) in U.S. and foreign, including emerging market countries, equity securities, which includes common stock, preferred stock and warrants.  This is a non-fundamental policy that the Fund can change upon 60 days' prior notice to shareholders. The Fund will invest significantly (generally 40% or more of the Fund's assets) in equity securities of companies domiciled outside the U.S. or with significant business operations (defined as companies with at least 40% of revenue, assets, income or expenditure outside the U.S.) and/or assets outside the U.S.

The Fund will invest in equity securities of companies without regard to market capitalization that the sub-advisor, Bedlam Asset Management PLC ("Bedlam"), believes are attractively priced in consideration of their growth prospects.
For each company considered for inclusion in the Fund, Bedlam assesses the current and expected future fundamentals of the company's industry and sector;
evaluates the company's financial statements and its earnings quality;
identifies the key drivers of the company's earnings and cash flow; and develops proprietary forecasts of the company's earnings and free cash flow.  Bedlam requires a company's expected free cash flow yield or earnings yield over the subsequent two years to be at least 20% greater than Bedlam's estimate of the company's cost of equity capital.  The Fund will generally invest in at least eight countries and will hold approximately 30 to 50 securities.  Bedlam generally sells a security when it reaches its fair value estimate as determined by Bedlam, when earnings forecasts do not justify the current price, when there has been or there is an expectation of an adverse change in the company's fundamentals or the sector fundamentals, or when other opportunities appear more
		attractive.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.
There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.  There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Depositary Receipts Risk: Foreign receipts, which include American Depositary
Receipts ("ADRs"), are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.
Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of global equity investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under
		the "Investment Strategies and Risks" section of the Fund's Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the MSCI All Country World Index. The bar chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no
		cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the MSCI All Country World Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Global Equity Fund - Class A Total Return as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2010 +12.82% Worst Quarter: 3rd Quarter 2011 -14.93%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares
		offered by the Fund will differ from the Class A after-tax returns.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
TOUCHSTONE GLOBAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE GLOBAL EQUITY FUND | MSCI All Country World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.86%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE GLOBAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE GLOBAL EQUITY FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.03%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.79%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	705
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,520
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,350
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,488
Annual Return 2010	rr_AnnualReturn2010	13.80%
Annual Return 2011	rr_AnnualReturn2011	(10.91%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.93%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.04%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.32%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE GLOBAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE GLOBAL EQUITY FUND | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.46%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.21%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE GLOBAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE GLOBAL EQUITY FUND | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.89%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.38%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE GLOBAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE GLOBAL EQUITY FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	9.58%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.44%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.34%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,418
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	4,349
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	8,186
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,418
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,349
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	8,186
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.41%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE GLOBAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE GLOBAL EQUITY FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.44%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,594
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,009
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,271
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.73%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE GLOBAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE GLOBAL EQUITY FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.75%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.66%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	653
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,236
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,820
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.53%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009

[1]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.34%, 2.09%, 1.09% and 0.94% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

TOUCHSTONE GLOBAL REAL ESTATE FUND (Prospectus Summary) | TOUCHSTONE GLOBAL REAL ESTATE FUND
TOUCHSTONE GLOBAL REAL ESTATE FUND SUMMARY
The Fund's Investment Goal
The Touchstone Global Real Estate Fund seeks capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
of Additional Information on page 92.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TOUCHSTONE GLOBAL REAL ESTATE FUND (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TOUCHSTONE GLOBAL REAL ESTATE FUND		Class A	Class C	Class Y	Institutional
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		2.50%	9.28%	8.69%	2.35%
Total Annual Fund Operating Expenses		3.55%	11.08%	9.49%	3.15%
Fee Waiver and/or Expense Reimbursement	[1]	2.16%	8.94%	8.35%	2.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.39%	2.14%	1.14%	0.99%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.39%, 2.14%, 1.14% and 0.99% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TOUCHSTONE GLOBAL REAL ESTATE FUND (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	708	317	116	101
Expense Example, With Redemption, 3 Years	1,412	2,360	2,000	768
Expense Example, With Redemption, 5 Years	2,136	4,250	3,718	1,461
Expense Example, With Redemption, 10 Years	4,040	8,057	7,383	3,307

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE GLOBAL REAL ESTATE FUND Class C	217	2,360	4,250	8,057

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Touchstone Global Real Estate Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks and other equity securities of U.S. and foreign real estate companies without regard to market capitalization. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of this Fund, real estate equity securities include common stocks, preferred stocks, and other equity securities issued by real estate investment trusts ("REITs") and other real estate operating companies that derive the majority of their revenue from the direct or indirect ownership, construction, financing, management, or sale of commercial, industrial, or residential real estate. The Fund will invest significantly (generally 40% or more of the Fund's assets) in real estate equity securities of companies domiciled outside the U.S. or with a majority of their assets or aforementioned real estate activities outside the U.S.

The Fund's sub-advisor, Cornerstone Real Estate Advisers LLC ("Cornerstone"),
employs a fundamental, research-driven investment process.  Cornerstone considers the following factors in selecting real estate equity securities for the Fund:

o  Environmental factors that affect real estate such as the macroeconomic environment, cost of capital, investor sentiment for real estate securities, and the fundamental health of global real estate markets.

o  Company-specific factors such as valuation, company's management team, competitive strategy, positioning of the real estate portfolio, capital position and access to capital markets, and financial management.

o  Real estate, financial markets, and company-specific risks such as management risk (i.e., depth of management and alignment with shareholders), corporate governance, real estate portfolio risk (including location, age and condition of properties), property development risk, property income risk, debt profile, and equity liquidity risk (i.e., the ability to trade the security without materially affecting the price).

After identifying attractive securities for potential inclusion in the Fund,
Cornerstone constructs a portfolio generally consisting of 65 to 95 securities.
Cornerstone may attempt to hedge against currency risks associated with the
Fund's securities by using forward foreign currency exchange contracts.
Cornerstone will generally sell a security when its prospects for capital appreciation have diminished, when it reaches fair value, or when another investment option is more attractive.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. The Fund concentrates its investments in the real estate industry.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

REITs Risk: REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund.

Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

Concentration Risk: Since the Fund's investments are concentrated in the real estate industry, they are subject to the risk that the real estate industry will underperform the broader market, as well as the risk that issuers in the industry will be impacted by market conditions, legislative or regulatory changes, or competition.

Commercial Real Estate Risk:  The securities of issuers that own, construct, manage or sell commercial real estate (e.g. shopping malls, office buildings, apartment buildings, warehouses, hotels, etc.) may be affected by economic conditions, generally, and specifically by changes in real estate values and property taxes, overbuilding, variations in rental income and vacancy rates in terms of supply and demand, interest rates and changes in tax and regulatory requirements, such as those relating to the environment.  Performance of a particular real estate security also may depend on the structure, cash flow, and management skill of the particular company. The real estate industry is particularly sensitive to economic downtowns. The values of companies in the real estate industry may go through cycles of relative under-performance and outperformance in comparison to equity securities markets in general.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of global real estate investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the FTSE ERPA/NAREIT Developed Index. The bar chart does not reflect any sales charges, which would reduce your return.
The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.
Global Real Estate Fund - Class A Total Return as of December 31

Best Quarter: 3rd Quarter 2010 +18.76% Worst Quarter: 3rd Quarter 2011 -18.15%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns TOUCHSTONE GLOBAL REAL ESTATE FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	(11.00%)	5.08%	Sep 30, 2009
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(12.42%)	2.76%	Sep 30, 2009
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(6.69%)	3.17%	Sep 30, 2009
Class C	Class C Return Before Taxes	(7.14%)	7.12%	Sep 30, 2009
Class Y	Class Y Return Before Taxes	(5.32%)	8.16%	Sep 30, 2009
Institutional	Institutional Shares Return Before Taxes	(5.10%)	8.36%	Sep 30, 2009
FTSE ERPA/NAREIT Developed Index	FTSE ERPA/NAREIT Developed Index (reflects no deductions for fees, expenses or taxes)	(5.82%)	7.84%	Sep 30, 2009

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
TOUCHSTONE GLOBAL REAL ESTATE FUND (Prospectus Summary) | TOUCHSTONE GLOBAL REAL ESTATE FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE GLOBAL REAL ESTATE FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Global Real Estate Fund seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
		of Additional Information on page 92.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 85% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Touchstone Global Real Estate Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks and other equity securities of U.S. and foreign real estate companies without regard to market capitalization. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of this Fund, real estate equity securities include common stocks, preferred stocks, and other equity securities issued by real estate investment trusts ("REITs") and other real estate operating companies that derive the majority of their revenue from the direct or indirect ownership, construction, financing, management, or sale of commercial, industrial, or residential real estate. The Fund will invest significantly (generally 40% or more of the Fund's assets) in real estate equity securities of companies domiciled outside the U.S. or with a majority of their assets or aforementioned real estate activities outside the U.S.

The Fund's sub-advisor, Cornerstone Real Estate Advisers LLC ("Cornerstone"),
employs a fundamental, research-driven investment process.  Cornerstone considers the following factors in selecting real estate equity securities for the Fund:

o  Environmental factors that affect real estate such as the macroeconomic environment, cost of capital, investor sentiment for real estate securities, and the fundamental health of global real estate markets.

o  Company-specific factors such as valuation, company's management team, competitive strategy, positioning of the real estate portfolio, capital position and access to capital markets, and financial management.

o  Real estate, financial markets, and company-specific risks such as management risk (i.e., depth of management and alignment with shareholders), corporate governance, real estate portfolio risk (including location, age and condition of properties), property development risk, property income risk, debt profile, and equity liquidity risk (i.e., the ability to trade the security without materially affecting the price).

After identifying attractive securities for potential inclusion in the Fund,
Cornerstone constructs a portfolio generally consisting of 65 to 95 securities.
Cornerstone may attempt to hedge against currency risks associated with the
Fund's securities by using forward foreign currency exchange contracts.
Cornerstone will generally sell a security when its prospects for capital appreciation have diminished, when it reaches fair value, or when another investment option is more attractive.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. The Fund concentrates its
		investments in the real estate industry.
Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Touchstone Global Real Estate Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks and other equity securities of U.S. and foreign real estate companies without regard to market capitalization.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

REITs Risk: REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund.

Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

Concentration Risk: Since the Fund's investments are concentrated in the real estate industry, they are subject to the risk that the real estate industry will underperform the broader market, as well as the risk that issuers in the industry will be impacted by market conditions, legislative or regulatory changes, or competition.

Commercial Real Estate Risk:  The securities of issuers that own, construct, manage or sell commercial real estate (e.g. shopping malls, office buildings, apartment buildings, warehouses, hotels, etc.) may be affected by economic conditions, generally, and specifically by changes in real estate values and property taxes, overbuilding, variations in rental income and vacancy rates in terms of supply and demand, interest rates and changes in tax and regulatory requirements, such as those relating to the environment.  Performance of a particular real estate security also may depend on the structure, cash flow, and management skill of the particular company. The real estate industry is particularly sensitive to economic downtowns. The values of companies in the real estate industry may go through cycles of relative under-performance and outperformance in comparison to equity securities markets in general.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of global real estate investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the FTSE ERPA/NAREIT Developed Index. The bar chart does not reflect any sales charges, which would reduce your return.
The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
		1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the FTSE ERPA/NAREIT Developed Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Global Real Estate Fund - Class A Total Return as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2010 +18.76% Worst Quarter: 3rd Quarter 2011 -18.15%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares
		offered by the Fund will differ from the Class A after-tax returns.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
TOUCHSTONE GLOBAL REAL ESTATE FUND (Prospectus Summary) | TOUCHSTONE GLOBAL REAL ESTATE FUND | FTSE ERPA/NAREIT Developed Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FTSE ERPA/NAREIT Developed Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.82%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE GLOBAL REAL ESTATE FUND (Prospectus Summary) | TOUCHSTONE GLOBAL REAL ESTATE FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	708
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,412
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,136
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,040
Annual Return 2010	rr_AnnualReturn2010	19.35%
Annual Return 2011	rr_AnnualReturn2011	(5.55%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.15%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.00%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE GLOBAL REAL ESTATE FUND (Prospectus Summary) | TOUCHSTONE GLOBAL REAL ESTATE FUND | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.42%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE GLOBAL REAL ESTATE FUND (Prospectus Summary) | TOUCHSTONE GLOBAL REAL ESTATE FUND | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE GLOBAL REAL ESTATE FUND (Prospectus Summary) | TOUCHSTONE GLOBAL REAL ESTATE FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	9.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.94%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	317
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,360
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	4,250
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	8,057
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	217
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,360
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,250
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	8,057
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.14%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE GLOBAL REAL ESTATE FUND (Prospectus Summary) | TOUCHSTONE GLOBAL REAL ESTATE FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	8.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.49%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.35%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,000
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,718
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	7,383
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.32%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE GLOBAL REAL ESTATE FUND (Prospectus Summary) | TOUCHSTONE GLOBAL REAL ESTATE FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	768
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,461
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,307
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.10%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009

[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.39%, 2.14%, 1.14% and 0.99% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

TOUCHSTONE INTERNATIONAL FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERNATIONAL FIXED INCOME FUND
TOUCHSTONE INTERNATIONAL FIXED INCOME FUND SUMMARY
The Fund's Investment Goal
The Touchstone International Fixed Income Fund seeks total return.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
of Additional Information on page 92.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TOUCHSTONE INTERNATIONAL FIXED INCOME FUND (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TOUCHSTONE INTERNATIONAL FIXED INCOME FUND		Class A	Class C	Class Y	Institutional
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		1.38%	2.98%	2.36%	0.86%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.19%	4.54%	2.92%	1.42%
Fee Waiver and/or Expense Reimbursement	[2]	1.09%	2.69%	2.07%	0.72%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.10%	1.85%	0.85%	0.70%
[1]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.09%, 1.84%, 0.84% and 0.69% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TOUCHSTONE INTERNATIONAL FIXED INCOME FUND (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	582	288	87	72
Expense Example, With Redemption, 3 Years	1,028	1,129	708	378
Expense Example, With Redemption, 5 Years	1,499	2,078	1,355	708
Expense Example, With Redemption, 10 Years	2,797	4,491	3,094	1,640

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE INTERNATIONAL FIXED INCOME FUND Class C	188	1,129	2,078	4,491

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Touchstone International Fixed Income Fund invests, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in fixed income securities of issuers located outside the
United States. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.  Fixed income securities consist of debt obligations of developed and emerging market governments, their agencies and instrumentalities, corporate debt obligations, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, non-investment grade corporate debt obligations, and debt securities that are convertible into common or preferred stock.  Corporate debt obligations include corporate bonds, debentures, notes and other similar instruments.  Investment grade fixed income securities include securities rated BBB- or higher by
Standard & Poor's Corporation ("S&P") or Baa3 or higher by Moody's Investors
Services, Inc. ("Moody's") or, if unrated by S&P or Moody's, determined by the sub-advisor, GAM International Management Limited ("GAM International"), to be
of comparable quality.  The Fund may invest in securities denominated in U.S.
dollars or a foreign currency.

The Fund may invest up to 20% of its net assets in non-investment grade debt securities.  The Fund may invest up to 10% of its total assets in debt obligations of emerging market governments, their agencies and instrumentalities.  The Fund may invest in forward currency contracts in order to achieve its goals. Forward currency contracts may be used to hedge currency exposure of the Fund's fixed income securities and they may be used to invest in a currency that GAM International expects to appreciate relative to another currency. In addition, in order to implement its investment strategy, GAM may use other derivatives, such as futures, options or swap contracts, to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the Fund's duration or attempt to manage interest rate risk,and for certain other purposes consistent with its investment strategy.

GAM International selects the Fund's foreign country and currency compositions based on an evaluation of various macroeconomic factors including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade, and current account balances.  In selecting the Fund's target fixed income sector weights, GAM International assesses the relative valuations of the sectors by determining whether the securities included within a sector are selling at a discount to GAM International's estimate of their intrinsic value.  Once country, currency, and sector weights are established, GAM
International selects fixed income securities within each sector and country that it believes offer attractive income and/or capital appreciation potential with a reasonable level of risk.  GAM International generally sells a security when it reaches a target price, there is a change in the issuer's credit quality, or if its current assessment of the relative valuations of the sectors in which the Fund invests or markets as a whole make investments in other securities appear more attractive.

The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms. In addition, these securities may make principal payments that are fixed, variable or both. Under normal circumstances, the Fund's effective duration will be within two years (plus or minus) of the effective duration of the Fund's benchmark, the Citigroup World
Government Bond Index ex-U.S., which as of December 29, 2011 was 7.0.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Market Risk: The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, the Fund may not be able to buy or sell securities at favorable prices and the Fund may lose money.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely decrease.  Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Investment Grade Debt Securities Risk: Investment grade debt securities may be downgraded by a Nationally Recognized Statistical Rating Organization ("NRSRO")
to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition.  Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories.  While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well.  For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Rating Agency Risk: Ratings represent an NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Sovereign Debt Risk: The actions of foreign governments concerning their respective economies could have an important effect on their ability or willingness to service their sovereign debt. Such actions could have significant effects on market conditions and on the prices of securities and instruments held by the Fund, including the securities and instruments of foreign private issuers. Factors which may influence the ability or willingness of foreign sovereigns to service debt include, but are not limited to: the availability of sufficient foreign exchange on the date payment is due; the relative size of its debt service burden to the economy as a whole; its balance of payments
(including export performance) and cash flow situation; its access to international credits and investments; fluctuations in interest and currency rates and reserves; and its government's policies towards the International
Monetary Fund, the World Bank and other international agencies. If a foreign sovereign defaults on all or a portion of its foreign debt, the Fund may have limited legal recourse against the issuer and/or guarantor. In some cases, remedies must be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the prevailing country which could substantially delay or defeat any recovery.

Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.
Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of the Fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the
Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Asset-Backed Securities Risk: Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective durations.

Non-Investment Grade Debt Securities Risk: Non-investment grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers' ability to make payments of interest and principal.
There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities.  Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid.
In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities.  Non-investment grade debt securities can also be more difficult to sell for good value.

Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Forward Currency Exchange Contract Risk: A forward currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract.  Forward currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Event Risk: Securities may decline in credit quality and market value due to issuer restructurings, mergers, consolidations, reorganizations, tender or exchange offers, or other factors.

This Fund should only be purchased by investors seeking total return who can withstand the share price volatility of international fixed income investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Citigroup World Government Bond Index
ex-U.S. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
International Fixed Income Fund - Class A Total Return as of December 31

Best Quarter: 3rd Quarter 2010 +11.17% Worst Quarter: 4th Quarter 2010 -1.60%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns TOUCHSTONE INTERNATIONAL FIXED INCOME FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	(3.01%)	4.26%	Sep 30, 2009
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(4.49%)	2.04%	Sep 30, 2009
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(1.85%)	2.38%	Sep 30, 2009
Class C	Class C Return Before Taxes	0.09%	5.76%	Sep 30, 2009
Class Y	Class Y Return Before Taxes	1.98%	6.77%	Sep 30, 2009
Institutional	Institutional Shares Return Before Taxes	2.22%	6.98%	Sep 30, 2009
Citigroup World Government Bond Index ex U.S.	Citigroup World Government Bond Index ex U.S. (reflects no deductions for fees, expenses or taxes)	5.17%	3.84%	Sep 30, 2009

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
TOUCHSTONE INTERNATIONAL FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERNATIONAL FIXED INCOME FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE INTERNATIONAL FIXED INCOME FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone International Fixed Income Fund seeks total return.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
		of Additional Information on page 92.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Touchstone International Fixed Income Fund invests, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in fixed income securities of issuers located outside the
United States. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.  Fixed income securities consist of debt obligations of developed and emerging market governments, their agencies and instrumentalities, corporate debt obligations, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, non-investment grade corporate debt obligations, and debt securities that are convertible into common or preferred stock.  Corporate debt obligations include corporate bonds, debentures, notes and other similar instruments.  Investment grade fixed income securities include securities rated BBB- or higher by
Standard & Poor's Corporation ("S&P") or Baa3 or higher by Moody's Investors
Services, Inc. ("Moody's") or, if unrated by S&P or Moody's, determined by the sub-advisor, GAM International Management Limited ("GAM International"), to be
of comparable quality.  The Fund may invest in securities denominated in U.S.
dollars or a foreign currency.

The Fund may invest up to 20% of its net assets in non-investment grade debt securities.  The Fund may invest up to 10% of its total assets in debt obligations of emerging market governments, their agencies and instrumentalities.  The Fund may invest in forward currency contracts in order to achieve its goals. Forward currency contracts may be used to hedge currency exposure of the Fund's fixed income securities and they may be used to invest in a currency that GAM International expects to appreciate relative to another currency. In addition, in order to implement its investment strategy, GAM may use other derivatives, such as futures, options or swap contracts, to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the Fund's duration or attempt to manage interest rate risk,and for certain other purposes consistent with its investment strategy.

GAM International selects the Fund's foreign country and currency compositions based on an evaluation of various macroeconomic factors including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade, and current account balances.  In selecting the Fund's target fixed income sector weights, GAM International assesses the relative valuations of the sectors by determining whether the securities included within a sector are selling at a discount to GAM International's estimate of their intrinsic value.  Once country, currency, and sector weights are established, GAM
International selects fixed income securities within each sector and country that it believes offer attractive income and/or capital appreciation potential with a reasonable level of risk.  GAM International generally sells a security when it reaches a target price, there is a change in the issuer's credit quality, or if its current assessment of the relative valuations of the sectors in which the Fund invests or markets as a whole make investments in other securities appear more attractive.

The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms. In addition, these securities may make principal payments that are fixed, variable or both. Under normal circumstances, the Fund's effective duration will be within two years (plus or minus) of the effective duration of the Fund's benchmark, the Citigroup World
Government Bond Index ex-U.S., which as of December 29, 2011 was 7.0.

The Fund is non-diversified and may invest a significant percentage of its
		assets in the securities of one issuer.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Market Risk: The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, the Fund may not be able to buy or sell securities at favorable prices and the Fund may lose money.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely decrease.  Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Investment Grade Debt Securities Risk: Investment grade debt securities may be downgraded by a Nationally Recognized Statistical Rating Organization ("NRSRO")
to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition.  Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories.  While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well.  For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Rating Agency Risk: Ratings represent an NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Sovereign Debt Risk: The actions of foreign governments concerning their respective economies could have an important effect on their ability or willingness to service their sovereign debt. Such actions could have significant effects on market conditions and on the prices of securities and instruments held by the Fund, including the securities and instruments of foreign private issuers. Factors which may influence the ability or willingness of foreign sovereigns to service debt include, but are not limited to: the availability of sufficient foreign exchange on the date payment is due; the relative size of its debt service burden to the economy as a whole; its balance of payments
(including export performance) and cash flow situation; its access to international credits and investments; fluctuations in interest and currency rates and reserves; and its government's policies towards the International
Monetary Fund, the World Bank and other international agencies. If a foreign sovereign defaults on all or a portion of its foreign debt, the Fund may have limited legal recourse against the issuer and/or guarantor. In some cases, remedies must be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the prevailing country which could substantially delay or defeat any recovery.

Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.
Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of the Fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the
Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Asset-Backed Securities Risk: Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective durations.

Non-Investment Grade Debt Securities Risk: Non-investment grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers' ability to make payments of interest and principal.
There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities.  Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid.
In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities.  Non-investment grade debt securities can also be more difficult to sell for good value.

Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Forward Currency Exchange Contract Risk: A forward currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract.  Forward currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Event Risk: Securities may decline in credit quality and market value due to issuer restructurings, mergers, consolidations, reorganizations, tender or exchange offers, or other factors.

This Fund should only be purchased by investors seeking total return who can withstand the share price volatility of international fixed income investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Citigroup World Government Bond Index
ex-U.S. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or
		by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Citigroup World Government Bond Index ex-U.S.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	International Fixed Income Fund - Class A Total Return as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2010 +11.17% Worst Quarter: 4th Quarter 2010 -1.60%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares
		offered by the Fund will differ from the Class A after-tax returns.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
TOUCHSTONE INTERNATIONAL FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERNATIONAL FIXED INCOME FUND | Citigroup World Government Bond Index ex U.S.
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup World Government Bond Index ex U.S. (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE INTERNATIONAL FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERNATIONAL FIXED INCOME FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.38%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	582
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,028
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,499
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,797
Annual Return 2010	rr_AnnualReturn2010	13.78%
Annual Return 2011	rr_AnnualReturn2011	1.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.60%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.01%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE INTERNATIONAL FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERNATIONAL FIXED INCOME FUND | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.49%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE INTERNATIONAL FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERNATIONAL FIXED INCOME FUND | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.85%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE INTERNATIONAL FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERNATIONAL FIXED INCOME FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.98%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.54%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.69%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,129
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,078
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,491
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,129
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,078
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,491
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE INTERNATIONAL FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERNATIONAL FIXED INCOME FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.36%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.92%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	708
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,355
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,094
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE INTERNATIONAL FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERNATIONAL FIXED INCOME FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,640
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009

[1]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.09%, 1.84%, 0.84% and 0.69% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

TOUCHSTONE LARGE CAP RELATIVE VALUE FUND (Prospectus Summary) | TOUCHSTONE LARGE CAP RELATIVE VALUE FUND
TOUCHSTONE LARGE CAP RELATIVE VALUE FUND SUMMARY
The Fund's Investment Goal
The Touchstone Large Cap Relative Value Fund seeks capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
of Additional Information on page 92.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TOUCHSTONE LARGE CAP RELATIVE VALUE FUND (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TOUCHSTONE LARGE CAP RELATIVE VALUE FUND		Class A	Class C	Class Y	Institutional
Management Fees		0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		2.34%	3.61%	1.31%	1.04%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		3.30%	5.32%	2.02%	1.75%
Fee Waiver and/or Expense Reimbursement	[2]	2.10%	3.37%	1.07%	0.95%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20%	1.95%	0.95%	0.80%
[1]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.19%, 1.94%, 0.94% and 0.79% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TOUCHSTONE LARGE CAP RELATIVE VALUE FUND (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	690	298	97	82
Expense Example, With Redemption, 3 Years	1,347	1,291	530	458
Expense Example, With Redemption, 5 Years	2,026	2,377	989	860
Expense Example, With Redemption, 10 Years	3,828	5,062	2,262	1,984

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE LARGE CAP RELATIVE VALUE FUND Class C	198	1,291	2,377	5,062

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Touchstone Large Cap Relative Value Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks of large capitalization U.S. companies.  This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.  For purposes of the Fund, a large capitalization company has a market capitalization within the range of market capitalization represented in the Russell 1000 Value Index (between $0.7 billion and $411 billion at the time of its most recent reconstitution on May 31, 2011) at the time of purchase. The size of the companies in the Russell 1000 Value Index will change with market conditions.

The sub-advisor, EARNEST Partners LLC ("EARNEST Partners"), employs an investment style that seeks to outperform the Russell 1000 Value Index while attempting to control volatility and risk.  In the first step of the investment process, EARNEST Partners screens the relevant universe to identify stocks that it believes are likely to outperform based on their financial characteristics and the current environment. This process seeks to identify the financial and market characteristics, including valuation measures, market trends, operating trends, growth measures, and profitability measures that have been in place when an individual company has produced outstanding performance. In the second step of the investment process, an investment thesis is developed and tested for certain companies identified in the first step. The test generally includes conversations with the company's management team and industry specialists, review of the company's financial reports, analysis of industry and company-specific studies, and independent field research. In the final step of the investment process, EARNEST Partners constructs a portfolio of approximately
50 stocks that EARNEST Partners believes are expected to collectively have the best potential for capital appreciation and are expected to mitigate downside risk. EARNEST Partners will generally sell a stock if the company's prospects deteriorate, or if it identifies another stock expected to have superior return and risk characteristics.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund's shares.

Large-Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing and seek exposure to large cap stocks. As with any mutual fund, there is no guarantee that the
Fund will achieve its investment goal. You can find more information about the
Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 1000 Value Index. The bar chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Large Cap Relative Value Fund - Class A Total Return as of December 31

Best Quarter: 4th Quarter 2010 +13.17% Worst Quarter: 3rd Quarter 2011 -18.22%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns TOUCHSTONE LARGE CAP RELATIVE VALUE FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	(11.14%)	5.16%	Sep 30, 2009
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(11.75%)	4.81%	Sep 30, 2009
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(6.45%)	4.39%	Sep 30, 2009
Class C	Class C Return Before Taxes	(7.33%)	7.13%	Sep 30, 2009
Class Y	Class Y Return Before Taxes	(5.52%)	8.21%	Sep 30, 2009
Institutional	Institutional Shares Return Before Taxes	(5.37%)	8.37%	Sep 30, 2009
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	0.39%	8.45%	Sep 30, 2009

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
TOUCHSTONE LARGE CAP RELATIVE VALUE FUND (Prospectus Summary) | TOUCHSTONE LARGE CAP RELATIVE VALUE FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE LARGE CAP RELATIVE VALUE FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Large Cap Relative Value Fund seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
		of Additional Information on page 92.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Touchstone Large Cap Relative Value Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks of large capitalization U.S. companies.  This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.  For purposes of the Fund, a large capitalization company has a market capitalization within the range of market capitalization represented in the Russell 1000 Value Index (between $0.7 billion and $411 billion at the time of its most recent reconstitution on May 31, 2011) at the time of purchase. The size of the companies in the Russell 1000 Value Index will change with market conditions.

The sub-advisor, EARNEST Partners LLC ("EARNEST Partners"), employs an investment style that seeks to outperform the Russell 1000 Value Index while attempting to control volatility and risk.  In the first step of the investment process, EARNEST Partners screens the relevant universe to identify stocks that it believes are likely to outperform based on their financial characteristics and the current environment. This process seeks to identify the financial and market characteristics, including valuation measures, market trends, operating trends, growth measures, and profitability measures that have been in place when an individual company has produced outstanding performance. In the second step of the investment process, an investment thesis is developed and tested for certain companies identified in the first step. The test generally includes conversations with the company's management team and industry specialists, review of the company's financial reports, analysis of industry and company-specific studies, and independent field research. In the final step of the investment process, EARNEST Partners constructs a portfolio of approximately
50 stocks that EARNEST Partners believes are expected to collectively have the best potential for capital appreciation and are expected to mitigate downside risk. EARNEST Partners will generally sell a stock if the company's prospects deteriorate, or if it identifies another stock expected to have superior return
		and risk characteristics.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund's shares.

Large-Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing and seek exposure to large cap stocks. As with any mutual fund, there is no guarantee that the
Fund will achieve its investment goal. You can find more information about the
Fund's investments and risks under the "Investment Strategies and Risks" section
		of the Fund's Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 1000 Value Index. The bar chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no
		cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 1000 Value Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Large Cap Relative Value Fund - Class A Total Return as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 4th Quarter 2010 +13.17% Worst Quarter: 3rd Quarter 2011 -18.22%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares
		offered by the Fund will differ from the Class A after-tax returns.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
TOUCHSTONE LARGE CAP RELATIVE VALUE FUND (Prospectus Summary) | TOUCHSTONE LARGE CAP RELATIVE VALUE FUND | Russell 1000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE LARGE CAP RELATIVE VALUE FUND (Prospectus Summary) | TOUCHSTONE LARGE CAP RELATIVE VALUE FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.34%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	690
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,347
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,026
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,828
Annual Return 2010	rr_AnnualReturn2010	17.73%
Annual Return 2011	rr_AnnualReturn2011	(5.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.22%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.14%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE LARGE CAP RELATIVE VALUE FUND (Prospectus Summary) | TOUCHSTONE LARGE CAP RELATIVE VALUE FUND | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.75%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE LARGE CAP RELATIVE VALUE FUND (Prospectus Summary) | TOUCHSTONE LARGE CAP RELATIVE VALUE FUND | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.45%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE LARGE CAP RELATIVE VALUE FUND (Prospectus Summary) | TOUCHSTONE LARGE CAP RELATIVE VALUE FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.61%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.37%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,291
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,377
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,062
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,291
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,377
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,062
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.33%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE LARGE CAP RELATIVE VALUE FUND (Prospectus Summary) | TOUCHSTONE LARGE CAP RELATIVE VALUE FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.31%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	989
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,262
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.52%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE LARGE CAP RELATIVE VALUE FUND (Prospectus Summary) | TOUCHSTONE LARGE CAP RELATIVE VALUE FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.04%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	458
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,984
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.37%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009

[1]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.19%, 1.94%, 0.94% and 0.79% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

TOUCHSTONE MARKET NEUTRAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE MARKET NEUTRAL EQUITY FUND
TOUCHSTONE MARKET NEUTRAL EQUITY FUND SUMMARY
The Fund's Investment Goal
The Touchstone Market Neutral Equity Fund seeks capital appreciation and to provide positive returns regardless of the direction of the stock markets.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
of Additional Information on page 92.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TOUCHSTONE MARKET NEUTRAL EQUITY FUND (USD $)	Class A	Class C	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none
Wire Redemption Fee	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TOUCHSTONE MARKET NEUTRAL EQUITY FUND		Class A	Class C	Class Y
Management Fees		1.30%	1.30%	1.30%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.28%	5.91%	0.43%
Dividend Expenses on Securities Sold Short		1.30%	1.32%	1.32%
Total Other Expenses		2.58%	7.23%	1.75%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		4.14%	9.54%	3.06%
Fee Waiver and/or Expense Reimbursement	[2]	1.33%	5.96%	0.48%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.81%	3.58%	2.58%
[1]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.50%, 2.25% and 1.25% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TOUCHSTONE MARKET NEUTRAL EQUITY FUND (USD $)	Class A	Class C	Class Y
Expense Example, With Redemption, 1 Year	843	461	261
Expense Example, With Redemption, 3 Years	1,647	2,209	900
Expense Example, With Redemption, 5 Years	2,465	3,893	1,564
Expense Example, With Redemption, 10 Years	4,573	7,478	3,340

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE MARKET NEUTRAL EQUITY FUND Class C	361	2,209	3,893	7,478

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 125% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Touchstone Market Neutral Equity Fund, under normal conditions, invests long in equity securities believed to be undervalued, and takes short positions in securities believed to be overvalued, as determined by the fund's sub-advisor,
Aronson Johnson Ortiz, LP ("AJO"). The Fund invests at least 80% of its net assets (including borrowings for investment purposes) in equity securities. This is a non-fundamental policy that the Fund can change upon 60 days' prior notice to shareholders.

AJO employs a systematic, disciplined, quantitative investment process based upon an investment philosophy that superior investment results are best achieved by a combination of value, management, and momentum.

AJO screens every stock that trades on a major U.S. exchange for companies that have at least three years of operating history and have sufficient liquidity for both long and short positions, while considering suitability (no bankruptcies,
ADRs, gold stocks, or funds).  AJO then evaluates each company by examining it relative to its industry peers, using multiple measures within the categories of value, management, and momentum, to derive an excess expected return for each company.  The portfolio is constructed with individual security weights driven by combining AJO's estimates of excess expected return and its assessment of risk.  AJO seeks to minimize implementation shortfall, defined as the difference between valuation price and execution price, including commissions, dealer spreads, market impact, and opportunity costs.

The Fund is sector-neutral long versus short, meaning it seeks to maintain an equal dollar amount of long positions and short positions within each sector and the Fund in total, and seeks to be widely diversified in terms of industry, fundamental characteristics, and other statistical measures of risk.  Under normal market conditions, the Fund will remain fully invested at all times, maintaining cash necessary to collateralize short positions and changes in market value.

AJO's sell discipline is primarily driven by changes in valuations from their ongoing evaluation of the investment universe, after consideration of transaction costs.

The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the Fund's shares.

Short Sales Risk: The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price.
If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss.  The Fund's losses are potentially unlimited in a short sale transaction.  Short sales are speculative transactions and involve special risks, including greater reliance on the Sub-Advisor's ability to accurately anticipate the future value of a security. While the Fund seeks to maintain an equal dollar amount of long equity positions and short equity positions, the relative value of the long and short positions will vary.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

This Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of long/short investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the
Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Citigroup 3-Month Treasury Bill Index.
The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Market Neutral Equity Fund - Class A Total Return as of December 31

Best Quarter: 2nd Quarter 2011 +3.47% Worst Quarter: 1st Quarter 2010 -3.88%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

When the "Return After Taxes on Distributions and Sale of Fund Shares" is
greater than the "Return Before Taxes," it is because of realized losses.  If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns TOUCHSTONE MARKET NEUTRAL EQUITY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	(3.71%)	(3.16%)	Sep 30, 2009
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(3.71%)	(3.16%)	Sep 30, 2009
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(2.41%)	(2.68%)	Sep 30, 2009
Class C	Class C Return Before Taxes	0.46%	(1.25%)	Sep 30, 2009
Class Y	Class Y Return Before Taxes	2.47%	(0.27%)	Sep 30, 2009
Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.08%	0.11%	Sep 30, 2009

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
TOUCHSTONE MARKET NEUTRAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE MARKET NEUTRAL EQUITY FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE MARKET NEUTRAL EQUITY FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Market Neutral Equity Fund seeks capital appreciation and to provide positive returns regardless of the direction of the stock markets.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
		of Additional Information on page 92.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 125% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Touchstone Market Neutral Equity Fund, under normal conditions, invests long in equity securities believed to be undervalued, and takes short positions in securities believed to be overvalued, as determined by the fund's sub-advisor,
Aronson Johnson Ortiz, LP ("AJO"). The Fund invests at least 80% of its net assets (including borrowings for investment purposes) in equity securities. This is a non-fundamental policy that the Fund can change upon 60 days' prior notice to shareholders.

AJO employs a systematic, disciplined, quantitative investment process based upon an investment philosophy that superior investment results are best achieved by a combination of value, management, and momentum.

AJO screens every stock that trades on a major U.S. exchange for companies that have at least three years of operating history and have sufficient liquidity for both long and short positions, while considering suitability (no bankruptcies,
ADRs, gold stocks, or funds).  AJO then evaluates each company by examining it relative to its industry peers, using multiple measures within the categories of value, management, and momentum, to derive an excess expected return for each company.  The portfolio is constructed with individual security weights driven by combining AJO's estimates of excess expected return and its assessment of risk.  AJO seeks to minimize implementation shortfall, defined as the difference between valuation price and execution price, including commissions, dealer spreads, market impact, and opportunity costs.

The Fund is sector-neutral long versus short, meaning it seeks to maintain an equal dollar amount of long positions and short positions within each sector and the Fund in total, and seeks to be widely diversified in terms of industry, fundamental characteristics, and other statistical measures of risk.  Under normal market conditions, the Fund will remain fully invested at all times, maintaining cash necessary to collateralize short positions and changes in market value.

AJO's sell discipline is primarily driven by changes in valuations from their ongoing evaluation of the investment universe, after consideration of transaction costs.

The Fund may engage in frequent and active trading of securities as part of its
		principal investment strategy.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the Fund's shares.

Short Sales Risk: The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price.
If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss.  The Fund's losses are potentially unlimited in a short sale transaction.  Short sales are speculative transactions and involve special risks, including greater reliance on the Sub-Advisor's ability to accurately anticipate the future value of a security. While the Fund seeks to maintain an equal dollar amount of long equity positions and short equity positions, the relative value of the long and short positions will vary.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

This Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of long/short investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the
		Fund's Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Citigroup 3-Month Treasury Bill Index.
The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or
		by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Citigroup 3-Month Treasury Bill Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Market Neutral Equity Fund - Class A Total Return as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2011 +3.47% Worst Quarter: 1st Quarter 2010 -3.88%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the "Return After Taxes on Distributions and Sale of Fund Shares" is greater than the "Return Before Taxes," it is because of realized losses.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

When the "Return After Taxes on Distributions and Sale of Fund Shares" is
greater than the "Return Before Taxes," it is because of realized losses.  If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an
		assumed tax deduction that benefits the shareholder.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
TOUCHSTONE MARKET NEUTRAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE MARKET NEUTRAL EQUITY FUND | Citigroup 3-Month Treasury Bill Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE MARKET NEUTRAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE MARKET NEUTRAL EQUITY FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	1.28%
Dividend Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	1.30%
Total Other Expenses	rr_OtherExpensesOverAssets	2.58%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.81%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	843
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,647
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,465
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,573
Annual Return 2010	rr_AnnualReturn2010	(3.88%)
Annual Return 2011	rr_AnnualReturn2011	2.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.88%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.71%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.16%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE MARKET NEUTRAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE MARKET NEUTRAL EQUITY FUND | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.71%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.16%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE MARKET NEUTRAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE MARKET NEUTRAL EQUITY FUND | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.41%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.68%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE MARKET NEUTRAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE MARKET NEUTRAL EQUITY FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	5.91%
Dividend Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	1.32%
Total Other Expenses	rr_OtherExpensesOverAssets	7.23%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.54%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.96%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.58%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	461
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,209
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,893
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	7,478
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	361
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,209
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,893
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	7,478
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.25%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE MARKET NEUTRAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE MARKET NEUTRAL EQUITY FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.43%
Dividend Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	1.32%
Total Other Expenses	rr_OtherExpensesOverAssets	1.75%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.58%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	261
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	900
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,564
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,340
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.27%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009

[1]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.50%, 2.25% and 1.25% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

TOUCHSTONE MID CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE MID CAP VALUE FUND
TOUCHSTONE MID CAP VALUE FUND SUMMARY
The Fund's Investment Goal
The Touchstone Mid Cap Value Fund seeks capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
of Additional Information on page 92.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TOUCHSTONE MID CAP VALUE FUND (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TOUCHSTONE MID CAP VALUE FUND		Class A	Class C	Class Y	Institutional
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.97%	5.89%	0.73%	0.30%
Total Annual Fund Operating Expenses		2.07%	7.74%	1.58%	1.15%
Fee Waiver and/or Expense Reimbursement	[1]	0.78%	5.70%	0.54%	0.26%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.29%	2.04%	1.04%	0.89%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.29%, 2.04%, 1.04% and 0.89% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholder. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TOUCHSTONE MID CAP VALUE FUND (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	699	307	106	91
Expense Example, With Redemption, 3 Years	1,115	1,757	446	340
Expense Example, With Redemption, 5 Years	1,557	3,224	809	608
Expense Example, With Redemption, 10 Years	2,779	6,553	1,833	1,374

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE MID CAP VALUE FUND Class C	207	1,757	3,224	6,553

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Touchstone Mid Cap Value Fund invests, under normal conditions, at least 80%
of its net assets (including borrowings for investment purposes) in common stocks of medium capitalization companies.  This is a non-fundamental policy that the Fund can change upon 60 days' prior notice to shareholders.  For purposes of the Fund, a medium capitalization company has a market capitalization within the range of market capitalization represented in the
Russell Midcap Index (between $2 billion and $18 billion at the time of its most recent reconstitution on June 24, 2011) at the time of purchase.  The size of the companies in the Russell Midcap Index will change with market conditions.

The sub-advisor, Lee Munder Capital Group, LLC ("LMCG") employs a fundamental investment process which seeks to identify companies which it believes are selling at a discount to their intrinsic value.  In the first step of the investment process, LMCG employs five valuation screens that seek to identify the most attractively priced mid cap securities.  In evaluating and selecting potential investments for the Fund, LMCG completes in-depth research and analysis on the securities that pass the valuation screens in an effort to identify leading companies selling at attractive valuations.  The research and analysis include an examination of financial statements and assessments of the management team, the company's competitive strategy and its current market position. LMCG generally limits the Fund's weight in a sector to 10% over or under the sector's weight in the Russell Midcap Value Index, except for the financial sector, which may be underweighted by up to 15%.  The Fund will hold approximately 60 to 80 securities.  LMCG will generally sell a security when it no longer passes the valuation screens, reaches a price target, or its prospects for appreciation have diminished.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Value Investing Risk: A value oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of mid cap equity investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell Midcap Value Index. The bar chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Mid Cap Value Fund - Class A Total Return as of December 31

Best Quarter: 4th Quarter 2011 +14.14% Worst Quarter: 3rd Quarter 2011 -20.13%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) plan or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns TOUCHSTONE MID CAP VALUE FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	(10.16%)	8.59%	Sep 30, 2009
Class C	Class C Return Before Taxes	(6.26%)	10.65%	Sep 30, 2009
Class Y	Class Y Return Before Taxes	(4.36%)	11.80%	Sep 30, 2009
Institutional	Institutional Shares Return Before Taxes	(4.19%)	11.97%	Sep 30, 2009
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions	(11.74%)	7.47%	Sep 30, 2009
After Taxes on Distributions and Sales Class A	Class A Return After Taxes on Distributions and Sale of Fund Shares	(6.21%)	6.84%	Sep 30, 2009
Russell MidCap Value Index	Russell MidCap Value Index (reflects no deductions for fees, expenses or taxes)	(1.38%)	11.81%	Sep 30, 2009

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
TOUCHSTONE MID CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE MID CAP VALUE FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE MID CAP VALUE FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Mid Cap Value Fund seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
		of Additional Information on page 92.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Touchstone Mid Cap Value Fund invests, under normal conditions, at least 80%
of its net assets (including borrowings for investment purposes) in common stocks of medium capitalization companies.  This is a non-fundamental policy that the Fund can change upon 60 days' prior notice to shareholders.  For purposes of the Fund, a medium capitalization company has a market capitalization within the range of market capitalization represented in the
Russell Midcap Index (between $2 billion and $18 billion at the time of its most recent reconstitution on June 24, 2011) at the time of purchase.  The size of the companies in the Russell Midcap Index will change with market conditions.

The sub-advisor, Lee Munder Capital Group, LLC ("LMCG") employs a fundamental investment process which seeks to identify companies which it believes are selling at a discount to their intrinsic value.  In the first step of the investment process, LMCG employs five valuation screens that seek to identify the most attractively priced mid cap securities.  In evaluating and selecting potential investments for the Fund, LMCG completes in-depth research and analysis on the securities that pass the valuation screens in an effort to identify leading companies selling at attractive valuations.  The research and analysis include an examination of financial statements and assessments of the management team, the company's competitive strategy and its current market position. LMCG generally limits the Fund's weight in a sector to 10% over or under the sector's weight in the Russell Midcap Value Index, except for the financial sector, which may be underweighted by up to 15%.  The Fund will hold approximately 60 to 80 securities.  LMCG will generally sell a security when it no longer passes the valuation screens, reaches a price target, or its prospects
		for appreciation have diminished.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Value Investing Risk: A value oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of mid cap equity investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under
		the "Investment Strategies and Risks" section of the Fund's Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell Midcap Value Index. The bar chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no
		cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell Midcap Value Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Mid Cap Value Fund - Class A Total Return as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 4th Quarter 2011 +14.14% Worst Quarter: 3rd Quarter 2011 -20.13%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) plan or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) plan or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of
		shares offered by the Fund will differ from the Class A after-tax returns.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
TOUCHSTONE MID CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE MID CAP VALUE FUND | Russell MidCap Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell MidCap Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.38%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE MID CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE MID CAP VALUE FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.29%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	699
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,115
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,557
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,779
Annual Return 2010	rr_AnnualReturn2010	26.00%
Annual Return 2011	rr_AnnualReturn2011	(4.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.13%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.16%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE MID CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE MID CAP VALUE FUND | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.74%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE MID CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE MID CAP VALUE FUND | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.21%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE MID CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE MID CAP VALUE FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	5.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.70%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.04%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	307
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,757
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,224
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,553
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,757
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,224
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,553
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.26%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE MID CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE MID CAP VALUE FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.04%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	809
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,833
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.36%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE MID CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE MID CAP VALUE FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	608
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,374
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.19%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009

[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.29%, 2.04%, 1.04% and 0.89% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholder. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

TOUCHSTONE SMALL CAP CORE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP CORE FUND
TOUCHSTONE SMALL CAP CORE FUND SUMMARY
The Fund's Investment Goal
The Touchstone Small Cap Core Fund seeks capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
of Additional Information on page 92.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TOUCHSTONE SMALL CAP CORE FUND (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TOUCHSTONE SMALL CAP CORE FUND		Class A	Class C	Class Y	Institutional
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.69%	0.66%	0.36%	0.31%
Total Annual Fund Operating Expenses		1.79%	2.51%	1.21%	1.16%
Fee Waiver and/or Expense Reimbursement	[1]	0.45%	0.42%	0.12%	0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.34%	2.09%	1.09%	0.94%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.34%, 2.09%, 1.09% and 0.94% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TOUCHSTONE SMALL CAP CORE FUND (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	704	312	111	96
Expense Example, With Redemption, 3 Years	1,065	742	372	347
Expense Example, With Redemption, 5 Years	1,449	1,298	653	617
Expense Example, With Redemption, 10 Years	2,524	2,814	1,455	1,389

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE SMALL CAP CORE FUND Class C	212	742	1,298	2,814

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Touchstone Small Cap Core Fund invests, under normal conditions, at least
80% of its net assets (including borrowings for investment purposes) in common stocks of small capitalization U.S. companies. This is a non-fundamental policy that the Fund can change upon 60 days' prior notice to shareholders. For purposes of the Fund, a small capitalization company has a market capitalization within the range of market capitalization represented in the Russell 2000 Index
(between $130 million and $3 billion at the time of its most recent reconstitution on June 24, 2011), the S&P SmallCap 600 Index (between $300 million and $3.66 billion as of December 31, 2011), or the Dow Jones U.S. Small
Cap Total Stock Market Index (between $0 and $4.2 billion at the time of its most recent reconstitution on December 30, 2011) at the time of purchase. The size of the companies in these indices will change with market conditions.

The sub-advisor, London Company of Virginia d/b/a The London Company ("TLC"),
seeks to purchase financially stable small-cap companies that TLC believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to their respective private market values.  Guiding principles of TLC's small-cap philosophy include: (1) a focus on cash return on tangible capital, not earnings per share,
(2) the value of a company is determined by cash inflows and outflows discounted by the optimal cost of capital, (3) a focused investment approach (not diversifying excessively) is essential to good investment results, and (4) low turnover and tax sensitivity enhances real returns.

The Fund will hold approximately 30 to 40 securities.  TLC invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.

TLC utilizes a bottom-up approach in the security selection process.  The firm screens a small cap index against an internally developed quantitative model, scoring companies along several dimensions including return on capital, earnings to enterprise value ratio and free cash flow yield. The team seeks companies that are trading at 30-40% discount to intrinsic value.  TLC looks at a company's corporate governance structure and management incentives to try to ascertain whether or not management's interests are aligned with shareholders'
interests.  TLC seeks to identify the sources of a company's competitive advantage as well as what levers management has at its disposal to increase shareholder value.  Securities are ultimately added to the Fund when TLC determines that the risk/reward profile of the security has made it attractive to warrant purchase.

TLC generally sells a security when it becomes overvalued and has reached TLC's price target, when the security's fundamentals deteriorate, to adjust overall portfolio risk, when there is significant trading activity by insiders, or when there is a more promising alternative.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have more limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap company stocks may be more volatile than stocks of larger companies.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of small cap equity investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 2000 Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Small Cap Core Fund - Class A Total Return as of December 31

Best Quarter: 4th Quarter 2011 +16.94 Worst Quarter: 3rd Quarter 2011 -15.32%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns TOUCHSTONE SMALL CAP CORE FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	0.02%	13.00%	Sep 30, 2009
Class C	Class C Return Before Taxes	4.38%	15.24%	Sep 30, 2009
Class Y	Class Y Return Before Taxes	6.42%	16.40%	Sep 30, 2009
Institutional	Institutional Shares Return Before Taxes	6.54%	16.50%	Sep 30, 2009
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions	(0.17%)	12.90%	Sep 30, 2009
After Taxes on Distributions and Sales Class A	Class A Return After Taxes on Distributions and Sale of Fund Shares	0.25%	11.16%	Sep 30, 2009
Russell 2000 Index	Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	(4.18%)	10.41%	Sep 30, 2009

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
TOUCHSTONE SMALL CAP CORE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP CORE FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE SMALL CAP CORE FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Small Cap Core Fund seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
		of Additional Information on page 92.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Touchstone Small Cap Core Fund invests, under normal conditions, at least
80% of its net assets (including borrowings for investment purposes) in common stocks of small capitalization U.S. companies. This is a non-fundamental policy that the Fund can change upon 60 days' prior notice to shareholders. For purposes of the Fund, a small capitalization company has a market capitalization within the range of market capitalization represented in the Russell 2000 Index
(between $130 million and $3 billion at the time of its most recent reconstitution on June 24, 2011), the S&P SmallCap 600 Index (between $300 million and $3.66 billion as of December 31, 2011), or the Dow Jones U.S. Small
Cap Total Stock Market Index (between $0 and $4.2 billion at the time of its most recent reconstitution on December 30, 2011) at the time of purchase. The size of the companies in these indices will change with market conditions.

The sub-advisor, London Company of Virginia d/b/a The London Company ("TLC"),
seeks to purchase financially stable small-cap companies that TLC believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to their respective private market values.  Guiding principles of TLC's small-cap philosophy include: (1) a focus on cash return on tangible capital, not earnings per share,
(2) the value of a company is determined by cash inflows and outflows discounted by the optimal cost of capital, (3) a focused investment approach (not diversifying excessively) is essential to good investment results, and (4) low turnover and tax sensitivity enhances real returns.

The Fund will hold approximately 30 to 40 securities.  TLC invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.

TLC utilizes a bottom-up approach in the security selection process.  The firm screens a small cap index against an internally developed quantitative model, scoring companies along several dimensions including return on capital, earnings to enterprise value ratio and free cash flow yield. The team seeks companies that are trading at 30-40% discount to intrinsic value.  TLC looks at a company's corporate governance structure and management incentives to try to ascertain whether or not management's interests are aligned with shareholders'
interests.  TLC seeks to identify the sources of a company's competitive advantage as well as what levers management has at its disposal to increase shareholder value.  Securities are ultimately added to the Fund when TLC determines that the risk/reward profile of the security has made it attractive to warrant purchase.

TLC generally sells a security when it becomes overvalued and has reached TLC's price target, when the security's fundamentals deteriorate, to adjust overall portfolio risk, when there is significant trading activity by insiders, or when there is a more promising alternative.

The Fund is non-diversified and may invest a significant percentage of its
		assets in the securities of one issuer.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have more limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap company stocks may be more volatile than stocks of larger companies.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of small cap equity investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under
		the "Investment Strategies and Risks" section of the Fund's Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 2000 Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by
		visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 2000 Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Small Cap Core Fund - Class A Total Return as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 4th Quarter 2011 +16.94 Worst Quarter: 3rd Quarter 2011 -15.32%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares
		offered by the Fund will differ from the Class A after-tax returns.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
TOUCHSTONE SMALL CAP CORE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP CORE FUND | Russell 2000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE SMALL CAP CORE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP CORE FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.34%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	704
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,065
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,449
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,524
Annual Return 2010	rr_AnnualReturn2010	21.59%
Annual Return 2011	rr_AnnualReturn2011	6.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.32%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE SMALL CAP CORE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP CORE FUND | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.17%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE SMALL CAP CORE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP CORE FUND | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE SMALL CAP CORE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP CORE FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.09%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	312
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	742
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,298
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,814
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	742
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,298
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,814
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE SMALL CAP CORE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP CORE FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.09%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	653
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,455
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TOUCHSTONE SMALL CAP CORE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP CORE FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,389
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009

[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.34%, 2.09%, 1.09% and 0.94% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

TOUCHSTONE FOCUSED EQUITY FUND (Prospectus Summary) | TOUCHSTONE FOCUSED EQUITY FUND
TOUCHSTONE FOCUSED EQUITY FUND SUMMARY
The Fund's Investment Goal
The Touchstone Focused Equity Fund seeks capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
of Additional Information on page 92.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TOUCHSTONE FOCUSED EQUITY FUND (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TOUCHSTONE FOCUSED EQUITY FUND		Class A	Class C	Class Y	Institutional
Management Fees		0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.75%	4.20%	0.48%	1.42%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.71%	5.91%	1.19%	2.13%
Fee Waiver and/or Expense Reimbursement	[2]	0.50%	3.95%	0.23%	1.32%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.21%	1.96%	0.96%	0.81%
[1]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95%, 0.95% and 0.80% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TOUCHSTONE FOCUSED EQUITY FUND (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	691	299	98	83
Expense Example, With Redemption, 3 Years	1,037	1,406	355	539
Expense Example, With Redemption, 5 Years	1,406	2,591	632	1,023
Expense Example, With Redemption, 10 Years	2,439	5,460	1,423	2,358

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE FOCUSED EQUITY FUND Class C	199	1,406	2,591	5,460

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Touchstone Focused Equity Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.  Equity securities include common stock, preferred stock, convertible bonds and warrants.  The Fund may invest in companies of any size in seeking to achieve its investment goal. These securities may be traded over the counter or listed on an exchange.

In selecting securities for the Fund, the Fund's sub-advisor, Fort Washington
Investment Advisors, Inc. ("Fort Washington"), seeks to invest in companies that:

o  Are trading below its estimate of the companies' intrinsic value; and

o  Have a sustainable competitive advantage or a high barrier to entry in place.
   The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy).
   Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.

The Fund will generally hold 20 to 30 securities with residual cash and equivalents typically expected to be less than 10% of the Fund's net assets.
The Fund can, at times, hold fewer securities and a higher amount of cash and equivalents when Fort Washington cannot find a sufficient number of securities that meets its purchase requirements.  The Fund may invest up to 35% of its net assets in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts ("ADRs"). The Fund may also invest in securities of emerging market countries.

Fort Washington will generally sell a security if it reaches its estimate of fair value, if a more attractive investment opportunity is available, or if a structural change has taken place and Fort Washington cannot reliably estimate the impact of the change on the business fundamentals.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Investment Style Risk: The Fund's investment strategy often involves overweighting the Fund's position in the industry sectors which it believes are the most mispriced.  As a result, poor performance or adverse economic events affecting one or more of these overweighted industry/sectors could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.  In addition, the Fund focuses on a small number of companies, making it highly vulnerable to isolated business setbacks.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currencies. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Depositary Receipts Risk: Foreign receipts, which include ADRs, Global
Depositary Receipts ("GDRs") and Ordinary Shares, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the
"Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 3000 Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Focused Equity Fund - Class A Total Return as of December 31

Best Quarter: 3rd Quarter 2010 +14.32% Worst Quarter: 3rd Quarter 2011 -21.36%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns TOUCHSTONE FOCUSED EQUITY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	(18.29%)	(0.65%)	Dec 31, 2009
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(18.97%)	(1.27%)	Dec 31, 2009
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(11.65%)	(0.82%)	Dec 31, 2009
Class C	Class C Return Before Taxes	(15.00%)	1.43%	Dec 31, 2009
Class Y	Class Y Return Before Taxes	(13.08%)	2.59%	Dec 31, 2009
Institutional	Institutional Shares Return Before Taxes	(12.90%)	2.71%	Dec 31, 2009
Russell 3000 Index	Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	1.03%	8.12%	Dec 31, 2009

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
TOUCHSTONE FOCUSED EQUITY FUND (Prospectus Summary) | TOUCHSTONE FOCUSED EQUITY FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE FOCUSED EQUITY FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Focused Equity Fund seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
		of Additional Information on page 92.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of
		the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Touchstone Focused Equity Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.  Equity securities include common stock, preferred stock, convertible bonds and warrants.  The Fund may invest in companies of any size in seeking to achieve its investment goal. These securities may be traded over the counter or listed on an exchange.

In selecting securities for the Fund, the Fund's sub-advisor, Fort Washington
Investment Advisors, Inc. ("Fort Washington"), seeks to invest in companies that:

o  Are trading below its estimate of the companies' intrinsic value; and

o  Have a sustainable competitive advantage or a high barrier to entry in place.
   The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy).
   Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.

The Fund will generally hold 20 to 30 securities with residual cash and equivalents typically expected to be less than 10% of the Fund's net assets.
The Fund can, at times, hold fewer securities and a higher amount of cash and equivalents when Fort Washington cannot find a sufficient number of securities that meets its purchase requirements.  The Fund may invest up to 35% of its net assets in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts ("ADRs"). The Fund may also invest in securities of emerging market countries.

Fort Washington will generally sell a security if it reaches its estimate of fair value, if a more attractive investment opportunity is available, or if a structural change has taken place and Fort Washington cannot reliably estimate the impact of the change on the business fundamentals.

The Fund is non-diversified and may invest a significant percentage of its
		assets in the securities of a single company.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Investment Style Risk: The Fund's investment strategy often involves overweighting the Fund's position in the industry sectors which it believes are the most mispriced.  As a result, poor performance or adverse economic events affecting one or more of these overweighted industry/sectors could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.  In addition, the Fund focuses on a small number of companies, making it highly vulnerable to isolated business setbacks.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currencies. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Depositary Receipts Risk: Foreign receipts, which include ADRs, Global
Depositary Receipts ("GDRs") and Ordinary Shares, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the
		"Investment Strategies and Risks" section of the Fund's Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 3000 Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by
		visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 3000 Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Focused Equity Fund - Class A Total Return as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2010 +14.32% Worst Quarter: 3rd Quarter 2011 -21.36%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares
		offered by the Fund will differ from the Class A after-tax returns.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
TOUCHSTONE FOCUSED EQUITY FUND (Prospectus Summary) | TOUCHSTONE FOCUSED EQUITY FUND | Russell 3000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
TOUCHSTONE FOCUSED EQUITY FUND (Prospectus Summary) | TOUCHSTONE FOCUSED EQUITY FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,037
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,406
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,439
Annual Return 2010	rr_AnnualReturn2010	20.76%
Annual Return 2011	rr_AnnualReturn2011	(13.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.36%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.29%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.65%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
TOUCHSTONE FOCUSED EQUITY FUND (Prospectus Summary) | TOUCHSTONE FOCUSED EQUITY FUND | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.97%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.27%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
TOUCHSTONE FOCUSED EQUITY FUND (Prospectus Summary) | TOUCHSTONE FOCUSED EQUITY FUND | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.65%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.82%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
TOUCHSTONE FOCUSED EQUITY FUND (Prospectus Summary) | TOUCHSTONE FOCUSED EQUITY FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.20%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.95%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	299
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,406
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,591
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,460
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,406
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,591
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,460
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.00%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
TOUCHSTONE FOCUSED EQUITY FUND (Prospectus Summary) | TOUCHSTONE FOCUSED EQUITY FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	355
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	632
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,423
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.08%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
TOUCHSTONE FOCUSED EQUITY FUND (Prospectus Summary) | TOUCHSTONE FOCUSED EQUITY FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.42%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.81%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,023
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,358
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.90%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009

[1]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95%, 0.95% and 0.80% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND
TOUCHSTONE MID CAP FUND SUMMARY
The Fund's Investment Goal
The Touchstone Mid Cap Fund seeks long-term capital growth.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 53 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
of Additional Information on page 92.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TOUCHSTONE MID CAP FUND (USD $)	Class A	Class C	Class Y	Class Z	Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none	none
Wire Redemption Fee	15	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TOUCHSTONE MID CAP FUND		Class A	Class C	Class Y	Class Z	Institutional
Management Fees		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none	none
Other Expenses		2.00%	3.15%	0.26%	2.63%	0.11%	[1]
Shareholder Service Fees		none	none	none	0.25%	none
Total Other Expenses		2.00%	3.15%	0.26%	2.88%	0.11%
Total Annual Fund Operating Expenses		3.05%	4.95%	1.06%	3.68%	0.91%
Fee Waiver and/or Expense Reimbursement	[2]	1.84%	2.99%	0.10%	2.47%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.21%	1.96%	0.96%	1.21%	0.89%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.21%, 1.96%, 0.96%, 1.21% and 0.89% for Class A shares, Class C shares, Class Y shares, Class Z shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TOUCHSTONE MID CAP FUND (USD $)	Class A	Class C	Class Y	Class Z	Institutional
Expense Example, With Redemption, 1 Year	691	299	98	123	91
Expense Example, With Redemption, 3 Years	1,300	1,220	327	897	288
Expense Example, With Redemption, 5 Years	1,932	2,241	575	1,692	502
Expense Example, With Redemption, 10 Years	3,624	4,800	1,285	3,772	1,118

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE MID CAP FUND Class C	199	1,220	2,241	4,800

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 97%
of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Touchstone Mid Cap Fund invests, under normal market conditions, at least
80% of its assets in common stocks of medium capitalization U.S. listed companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, a medium capitalization company has a market capitalization found within the range of market capitalization represented in the Russell Midcap® Index (between $1.6 billion and $18.3 billion at the time of its most recent reconstitution on
May 31, 2011) at the time of purchase. The size of the companies in the Russell
Midcap® Index will change with market conditions.

The Fund's sub-advisor, London Company of Virginia d/b/a/ The London Company
("TLC") seeks to purchase financially stable mid cap companies that TLC believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to their respective private market values.  Guiding principles of TLC's mid cap philosophy include: (1) a focus on cash return on tangible capital, not earnings per share, (2) balance sheet optimization, (3) optimal diversification is essential to good investment results, and (4) low turnover and tax sensitivity enhances real returns.

The Fund will typically hold approximately 30 to 40 securities.  TLC invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.

TLC utilizes a bottom-up approach in the security selection process.  The firm screens a mid cap universe against an internally developed quantitative model, scoring companies along several dimensions including return on capital, earnings to enterprise value ratio, and free cash flow yield. The team seeks companies that are trading at 30-40% discount to intrinsic value.  TLC looks at a company's corporate governance structure and management incentives to try to ascertain whether management's interests are aligned with shareholders'
interests.  TLC seeks to identify the sources of a company's competitive advantage as well as what levers management has at its disposal to increase shareholder value.  Securities are ultimately added to the Fund when TLC determines that the risk/reward profile of the security has made it attractive to warrant purchase.

TLC generally sells a security when it becomes overvalued and has reached TLC's price target, when the security's fundamentals deteriorate, to adjust overall portfolio risk, when there is significant trading activity by insiders, or when there is a more promising alternative.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

This Fund should only be purchased by investors seeking long-term capital growth who can withstand the share price volatility of mid cap investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance	[1]
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Russell Midcap Index. The bar chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Mid Cap Fund - Class Y Total Returns as of December 31

Best Quarter:  3rd Quarter 2009 +19.68%    Worst Quarter:  4th Quarter 2008 -23.35%

For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class Y shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class Y after-tax returns.  The Class A shares and Class C shares inception date is May 14, 2007 and the Class Z shares inception date is April 24, 2006.  Class A shares and Class C shares performance was calculated using the historical performance of Class Y shares for the period from January 2, 2003 to May 14, 2007 and Class Z shares performance was calculated using the historical performance of Class Y shares for the period from January 2, 2003 to April 24, 2006.  Performance for these periods has been restated to reflect the impact of the Class A, Class C and Class Z fees and expenses, as applicable.  The Institutional shares have not been operational and offered prior to the date of this prospectus.  The Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the
Classes have different expenses.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns TOUCHSTONE MID CAP FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	(4.15%)	(2.79%)	7.89%	Jan 2, 2003
Class C	Class C Return Before Taxes	(0.01%)	(2.18%)	7.91%	Jan 2, 2003
Class Y	Class Y Return Before Taxes	1.96%	(1.51%)	8.80%	Jan 2, 2003
Class Y After Taxes on Distributions	Class Y Return After Taxes on Distributions	1.93%	(1.64%)	7.54%	Jan 2, 2003
Class Y After Taxes on Distributions and Sales	Class Y Return After Taxes on Distributions and Sale of Fund Shares	1.31%	(1.33%)	7.08%	Jan 2, 2003
Class Z	Class Z Return Before Taxes	1.72%	(1.76%)	8.52%	Jan 2, 2003
Russell Midcap Index	Russell Midcap Index (reflects no deductions for fees, expenses or taxes)	(1.55%)	1.41%	9.94%	Jan 2, 2003

[1]	The Institutional shares have not been operational and offered prior to the date of this prospectus. The Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE MID CAP FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Mid Cap Fund seeks long-term capital growth.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 53 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
		of Additional Information on page 92.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 97%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Touchstone Mid Cap Fund invests, under normal market conditions, at least
80% of its assets in common stocks of medium capitalization U.S. listed companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, a medium capitalization company has a market capitalization found within the range of market capitalization represented in the Russell Midcap® Index (between $1.6 billion and $18.3 billion at the time of its most recent reconstitution on
May 31, 2011) at the time of purchase. The size of the companies in the Russell
Midcap® Index will change with market conditions.

The Fund's sub-advisor, London Company of Virginia d/b/a/ The London Company
("TLC") seeks to purchase financially stable mid cap companies that TLC believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to their respective private market values.  Guiding principles of TLC's mid cap philosophy include: (1) a focus on cash return on tangible capital, not earnings per share, (2) balance sheet optimization, (3) optimal diversification is essential to good investment results, and (4) low turnover and tax sensitivity enhances real returns.

The Fund will typically hold approximately 30 to 40 securities.  TLC invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.

TLC utilizes a bottom-up approach in the security selection process.  The firm screens a mid cap universe against an internally developed quantitative model, scoring companies along several dimensions including return on capital, earnings to enterprise value ratio, and free cash flow yield. The team seeks companies that are trading at 30-40% discount to intrinsic value.  TLC looks at a company's corporate governance structure and management incentives to try to ascertain whether management's interests are aligned with shareholders'
interests.  TLC seeks to identify the sources of a company's competitive advantage as well as what levers management has at its disposal to increase shareholder value.  Securities are ultimately added to the Fund when TLC determines that the risk/reward profile of the security has made it attractive to warrant purchase.

TLC generally sells a security when it becomes overvalued and has reached TLC's price target, when the security's fundamentals deteriorate, to adjust overall portfolio risk, when there is significant trading activity by insiders, or when
		there is a more promising alternative.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

This Fund should only be purchased by investors seeking long-term capital growth who can withstand the share price volatility of mid cap investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under
		the "Investment Strategies and Risks" section of the Fund's Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance	[1]
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Russell Midcap Index. The bar chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no
		cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Russell Midcap Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Mid Cap Fund - Class Y Total Returns as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2009 +19.68% Worst Quarter: 4th Quarter 2008 -23.35%

For information on the prior history of the Fund, please see the section
		entitled "The Trust" in the Fund's Statement of Additional Information.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class Y shares only.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class Y shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class Y after-tax returns.  The Class A shares and Class C shares inception date is May 14, 2007 and the Class Z shares inception date is April 24, 2006.  Class A shares and Class C shares performance was calculated using the historical performance of Class Y shares for the period from January 2, 2003 to May 14, 2007 and Class Z shares performance was calculated using the historical performance of Class Y shares for the period from January 2, 2003 to April 24, 2006.  Performance for these periods has been restated to reflect the impact of the Class A, Class C and Class Z fees and expenses, as applicable.  The Institutional shares have not been operational and offered prior to the date of this prospectus.  The Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the
		Classes have different expenses.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Russell Midcap Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.55%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2003
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	2.00%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	2.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.84%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,300
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,932
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,624
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.15%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.79%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2003
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	3.15%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	3.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.95%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.99%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	299
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,220
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,241
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,800
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,220
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,241
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,800
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.01%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.18%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2003
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.26%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	327
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	575
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,285
Annual Return 2004	rr_AnnualReturn2004	21.77%
Annual Return 2005	rr_AnnualReturn2005	19.88%
Annual Return 2006	rr_AnnualReturn2006	12.52%
Annual Return 2007	rr_AnnualReturn2007	8.87%
Annual Return 2008	rr_AnnualReturn2008	(42.01%)
Annual Return 2009	rr_AnnualReturn2009	17.02%
Annual Return 2010	rr_AnnualReturn2010	23.04%
Annual Return 2011	rr_AnnualReturn2011	1.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.35%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.51%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2003
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Class Y | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.64%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2003
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Class Y | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.33%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2003
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	2.63%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	2.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.47%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	897
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,692
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,772
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.76%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2003
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.11%	[3]
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	288
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	502
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,118

[1]	The Institutional shares have not been operational and offered prior to the date of this prospectus. The Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.21%, 1.96%, 0.96%, 1.21% and 0.89% for Class A shares, Class C shares, Class Y shares, Class Z shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.
[3]	"Other Expenses" are based on estimated amounts for the current fiscal year.

TOUCHSTONE PREMIUM YIELD EQUITY FUND (Prospectus Summary) | TOUCHSTONE PREMIUM YIELD EQUITY FUND
TOUCHSTONE PREMIUM YIELD EQUITY FUND SUMMARY
The Fund's Investment Goal
The Touchstone Premium Yield Equity Fund seeks long-term growth of capital and high current income.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 53 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
of Additional Information on page 92.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TOUCHSTONE PREMIUM YIELD EQUITY FUND (USD $)	Class A	Class C	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none
Wire Redemption Fee	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TOUCHSTONE PREMIUM YIELD EQUITY FUND		Class A	Class C	Class Y
Management Fees		0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.40%	0.58%	0.55%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.36%	2.29%	1.26%
Fee Waiver and/or Expense Reimbursement	[2]	0.15%	0.33%	0.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.21%	1.96%	0.96%
[1]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95% and 0.95% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TOUCHSTONE PREMIUM YIELD EQUITY FUND (USD $)	Class A	Class C	Class Y
Expense Example, With Redemption, 1 Year	691	299	98
Expense Example, With Redemption, 3 Years	967	684	370
Expense Example, With Redemption, 5 Years	1,263	1,195	663
Expense Example, With Redemption, 10 Years	2,104	2,600	1,496

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE PREMIUM YIELD EQUITY FUND Class C	199	684	1,195	2,600

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Touchstone Premium Yield Equity Fund invests, under normal market conditions, at least 80% of its assets in equity securities without regard to market capitalization.  This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, equity securities include common stock, preferred stock, convertible bonds, depositary receipts, real estate investment trusts ("REITs")  and warrants. The
Fund focuses on dividend-paying equity securities of U.S. companies and foreign companies that the sub-advisor, Miller/Howard Investments Inc.
("Miller/Howard"), believes possess attractive long-term return potential, primarily due to lower than average valuations and an improving business outlook.  The Fund may invest up to 40% of its assets in both sponsored and unsponsored ADRs and other foreign receipts, including emerging market securities.

Miller/Howard's investment process begins with quantitative screens that seek to identify stocks with above-average dividend yield plus a consistent history of dividend growth that offer high financial strength and solid appreciation potential.  Miller/Howard also employs certain social and environmental screens.
The portfolio management team generates a focus list of stocks through a combination of additional screens and fundamental research. Preference is given to companies with monopoly-like characteristics and recurring revenues, which may be attained through proprietary goods and services, strategic geographic positioning, and/or market dominance. Attention to diversification across economic sectors is also emphasized. An attempt is made to find stocks that are supported by Miller/Howard's general view of the economy and its sectors, though bottom-up stock selection is of primary importance.

Potential investments are thoroughly researched and analyzed.  This includes evaluation of the dividend payment stream, discussions with company management, a comprehensive Socially Responsible Investing ("SRI") profile and assessments of the financial strength of the company. Stocks from all sectors of the market are considered for inclusion in the portfolio in an effort to provide diversification.  Finally, technical analysis is used to attempt to identify optimal times for purchases and sales.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

REITs Risk: REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans.  REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund.  Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

Large Cap Risk:  Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.  Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines, or financial resources, and may be dependent upon a particular niche of the market.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Depositary Receipts Risk: Foreign receipts, which include American Depositary
Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored" or "unsponsored"
facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

This Fund should only be purchased by investors seeking long-term growth of capital and high current income who can withstand the share price volatility of equity investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the
Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 3000 Value Index and the Dow
Jones US Select Dividend Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Premium Yield Equity Fund - Class A Total Return as of December 31

Best Quarter: 3rd Quarter 2009 +13.77% Worst Quarter: 4th Quarter 2008 -25.99%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.  The Class Y shares inception date is August 12, 2008.  The Class Y shares performance was calculated using the historical performance of the Class A shares for the period from December 3, 2007 to August 12, 2008.

When the "Return After Taxes on Distributions and Sale of Fund Shares" is
greater than the "Return Before Taxes," it is because of realized losses.  If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns TOUCHSTONE PREMIUM YIELD EQUITY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	8.56%	(4.42%)	Dec 3, 2007
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	7.87%	(5.07%)	Dec 3, 2007
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	6.03%	(3.91%)	Dec 3, 2007
Class C	Class C Return Before Taxes	13.33%	(3.73%)	Dec 3, 2007
Class Y	Class Y Return Before Taxes	15.54%	(2.86%)	Aug 12, 2008
Russell 3000 Value Index	Russell 3000 Value Index (reflects no deductions for fees, expenses or taxes)	(0.10%)	(3.14%)	Dec 3, 2007
Dow Jones US Select Dividend Index	Dow Jones US Select Dividend Index (reflects no deductions for fees, expenses or taxes)	12.42%	(0.29%)	Dec 3, 2007

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
TOUCHSTONE PREMIUM YIELD EQUITY FUND (Prospectus Summary) | TOUCHSTONE PREMIUM YIELD EQUITY FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE PREMIUM YIELD EQUITY FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Premium Yield Equity Fund seeks long-term growth of capital and high current income.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 53 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
		of Additional Information on page 92.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Touchstone Premium Yield Equity Fund invests, under normal market conditions, at least 80% of its assets in equity securities without regard to market capitalization.  This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, equity securities include common stock, preferred stock, convertible bonds, depositary receipts, real estate investment trusts ("REITs")  and warrants. The
Fund focuses on dividend-paying equity securities of U.S. companies and foreign companies that the sub-advisor, Miller/Howard Investments Inc.
("Miller/Howard"), believes possess attractive long-term return potential, primarily due to lower than average valuations and an improving business outlook.  The Fund may invest up to 40% of its assets in both sponsored and unsponsored ADRs and other foreign receipts, including emerging market securities.

Miller/Howard's investment process begins with quantitative screens that seek to identify stocks with above-average dividend yield plus a consistent history of dividend growth that offer high financial strength and solid appreciation potential.  Miller/Howard also employs certain social and environmental screens.
The portfolio management team generates a focus list of stocks through a combination of additional screens and fundamental research. Preference is given to companies with monopoly-like characteristics and recurring revenues, which may be attained through proprietary goods and services, strategic geographic positioning, and/or market dominance. Attention to diversification across economic sectors is also emphasized. An attempt is made to find stocks that are supported by Miller/Howard's general view of the economy and its sectors, though bottom-up stock selection is of primary importance.

Potential investments are thoroughly researched and analyzed.  This includes evaluation of the dividend payment stream, discussions with company management, a comprehensive Socially Responsible Investing ("SRI") profile and assessments of the financial strength of the company. Stocks from all sectors of the market are considered for inclusion in the portfolio in an effort to provide diversification.  Finally, technical analysis is used to attempt to identify
		optimal times for purchases and sales.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

REITs Risk: REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans.  REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund.  Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

Large Cap Risk:  Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.  Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines, or financial resources, and may be dependent upon a particular niche of the market.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Depositary Receipts Risk: Foreign receipts, which include American Depositary
Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored" or "unsponsored"
facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

This Fund should only be purchased by investors seeking long-term growth of capital and high current income who can withstand the share price volatility of equity investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the
		Fund's Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 3000 Value Index and the Dow
Jones US Select Dividend Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting
		www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 3000 Value Index and the Dow Jones US Select Dividend Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Premium Yield Equity Fund - Class A Total Return as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2009 +13.77% Worst Quarter: 4th Quarter 2008 -25.99%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the "Return After Taxes on Distributions and Sale of Fund Shares" is greater than the "Return Before Taxes," it is because of realized losses.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.  The Class Y shares inception date is August 12, 2008.  The Class Y shares performance was calculated using the historical performance of the Class A shares for the period from December 3, 2007 to August 12, 2008.

When the "Return After Taxes on Distributions and Sale of Fund Shares" is
greater than the "Return Before Taxes," it is because of realized losses.  If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an
		assumed tax deduction that benefits the shareholder.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
TOUCHSTONE PREMIUM YIELD EQUITY FUND (Prospectus Summary) | TOUCHSTONE PREMIUM YIELD EQUITY FUND | Russell 3000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.10%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.14%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2007
TOUCHSTONE PREMIUM YIELD EQUITY FUND (Prospectus Summary) | TOUCHSTONE PREMIUM YIELD EQUITY FUND | Dow Jones US Select Dividend Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones US Select Dividend Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.29%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2007
TOUCHSTONE PREMIUM YIELD EQUITY FUND (Prospectus Summary) | TOUCHSTONE PREMIUM YIELD EQUITY FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	967
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,263
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,104
Annual Return 2008	rr_AnnualReturn2008	(41.38%)
Annual Return 2009	rr_AnnualReturn2009	19.12%
Annual Return 2010	rr_AnnualReturn2010	10.59%
Annual Return 2011	rr_AnnualReturn2011	15.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.99%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.42%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2007
TOUCHSTONE PREMIUM YIELD EQUITY FUND (Prospectus Summary) | TOUCHSTONE PREMIUM YIELD EQUITY FUND | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.07%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2007
TOUCHSTONE PREMIUM YIELD EQUITY FUND (Prospectus Summary) | TOUCHSTONE PREMIUM YIELD EQUITY FUND | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.91%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2007
TOUCHSTONE PREMIUM YIELD EQUITY FUND (Prospectus Summary) | TOUCHSTONE PREMIUM YIELD EQUITY FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	299
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	684
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,195
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,600
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	684
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,195
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,600
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.73%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2007
TOUCHSTONE PREMIUM YIELD EQUITY FUND (Prospectus Summary) | TOUCHSTONE PREMIUM YIELD EQUITY FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	370
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	663
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,496
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.86%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 12, 2008

[1]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95% and 0.95% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND SUMMARY
The Fund's Investment Goal
The Touchstone Sands Capital Select Growth Fund seeks long-term capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 53 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
of Additional Information on page 92.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND (USD $)	Class A	Class C	Class Z	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND		Class A	Class C	Class Z	Class Y
Management Fees	[1]	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.44%	0.61%	0.34%	0.28%
Shareholder Service Fees		none	none	0.23%	none
Total Other Expenses		0.44%	0.61%	0.57%	0.28%
Total Annual Fund Operating Expenses		1.64%	2.56%	1.52%	1.23%
Fee Waiver and/or Expense Reimbursement	[2]	0.19%	0.36%	0.10%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.45%	2.20%	1.42%	1.20%
[1]	The advisory fee is subject to adjustment, up or down, based on the Fund's performance relative to the performance of the Russell 1000 Growth Index (the "Benchmark Index"), and this fee may range from 0.55% to 1.00% depending on the Fund's performance and assets. See "The Funds' Management" section of the Fund's Prospectus for additional information.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit other expenses to 0.25% for each Class of shares. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's other expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period
Expense Example TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND (USD $)	Class A	Class C	Class Z	Class Y
Expense Example, With Redemption, 1 Year	714	323	145	122
Expense Example, With Redemption, 3 Years	1,045	762	470	387
Expense Example, With Redemption, 5 Years	1,399	1,328	819	673
Expense Example, With Redemption, 10 Years	2,392	2,868	1,804	1,486

Assuming No Redemption
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND Class C	223	762	1,328	2,868

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 19%
of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Touchstone Sands Capital Select Growth Fund invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies that the sub-advisor, Sands Capital Management, LLC ("Sands Capital"), believes have above-average potential for revenue or earnings growth. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. The Fund emphasizes investments in large capitalization growth companies. The weighted average market capitalization of these companies is generally in excess of $25 billion, and the Fund generally does not invest in companies that have a market capitalization of less than $2 billion. The Fund will typically own between 25 and 30 stocks.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. Sands Capital generally seeks to invest in stocks with sustainable above average earnings growth, and with capital appreciation potential. In addition, Sands Capital looks for companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and that are valued rationally in relation to comparable companies, the market, and the business prospects for that particular company. Sands Capital generally considers selling a security when it no longer meets the investment criteria or when the issues causing such problems are not solvable within an acceptable time frame.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: The Fund is subject to the risk that its primary market segment, investments in growing companies that have market capitalizations in excess of $2 billion, may underperform other market segments or the equity markets as a whole. A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends.

Large Cap Risk:  Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.  Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

This Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of concentrated, growth stock investing. As with any mutual fund, there is no guarantee that the
Fund will achieve its investment goal. You can find more information about the
Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 1000 Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Sands Capital Select Growth Fund - Class Z Total Return as of December 31

Best Quarter:  2nd Quarter 2009 +22.00%   Worst Quarter:  4th Quarter 2008 -30.93%

For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class Z shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class Z after-tax returns.  The Class A shares and the Class C shares inception date is November 15, 2010.  The Class Y shares inception date is August 27, 2004.  The Class Y shares performance was calculated using the historical performance of the Class Z shares for the period from August 11, 2000 to August 27, 2004. The Class A shares and the Class C shares performance was calculated using the historical performance of the
Class Z shares for the period from August 11, 2000 to November 15, 2010.
Performance for this period has been restated to reflect the impact of the
Class A and Class C fees and expenses, as applicable.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	(4.23%)	4.32%	4.03%
Class C	Class C Return Before Taxes	(0.10%)	4.87%	3.97%
Class Z	Class Z Return Before Taxes	1.80%	5.57%	4.65%
Class Z After Taxes on Distributions	Class Z Return After Taxes on Distributions	1.80%	5.57%	4.65%
Class Z After Taxes on Distributions and Sales	Class Z Return After Taxes on Distributions and Sale of Fund Shares	1.17%	4.81%	4.06%
Class Y	Class Y Return Before Taxes	1.97%	5.81%	4.83%
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	2.64%	2.50%	2.60%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Sands Capital Select Growth Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 53 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
		of Additional Information on page 92.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 19%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Touchstone Sands Capital Select Growth Fund invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies that the sub-advisor, Sands Capital Management, LLC ("Sands Capital"), believes have above-average potential for revenue or earnings growth. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. The Fund emphasizes investments in large capitalization growth companies. The weighted average market capitalization of these companies is generally in excess of $25 billion, and the Fund generally does not invest in companies that have a market capitalization of less than $2 billion. The Fund will typically own between 25 and 30 stocks.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. Sands Capital generally seeks to invest in stocks with sustainable above average earnings growth, and with capital appreciation potential. In addition, Sands Capital looks for companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and that are valued rationally in relation to comparable companies, the market, and the business prospects for that particular company. Sands Capital generally considers selling a security when it no longer meets the investment criteria or when the issues causing such problems are not solvable within an
		acceptable time frame.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: The Fund is subject to the risk that its primary market segment, investments in growing companies that have market capitalizations in excess of $2 billion, may underperform other market segments or the equity markets as a whole. A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends.

Large Cap Risk:  Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.  Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

This Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of concentrated, growth stock investing. As with any mutual fund, there is no guarantee that the
Fund will achieve its investment goal. You can find more information about the
Fund's investments and risks under the "Investment Strategies and Risks" section
		of the Fund's Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 1000 Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no
		cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 1000 Growth Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Sands Capital Select Growth Fund - Class Z Total Return as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2009 +22.00% Worst Quarter: 4th Quarter 2008 -30.93%

For information on the prior history of the Fund, please see the section
		entitled "The Trust" in the Fund's Statement of Additional Information.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class Z shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class Z after-tax returns.  The Class A shares and the Class C shares inception date is November 15, 2010.  The Class Y shares inception date is August 27, 2004.  The Class Y shares performance was calculated using the historical performance of the Class Z shares for the period from August 11, 2000 to August 27, 2004. The Class A shares and the Class C shares performance was calculated using the historical performance of the
Class Z shares for the period from August 11, 2000 to November 15, 2010.
Performance for this period has been restated to reflect the impact of the
		Class A and Class C fees and expenses, as applicable.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | Russell 1000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.60%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.44%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	714
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,045
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,399
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,392
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.03%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.61%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	323
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	762
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,328
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,868
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	762
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,328
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,868
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.10%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.97%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.34%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	0.23%
Total Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.42%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	145
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	470
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	819
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,804
Annual Return 2002	rr_AnnualReturn2002	(28.13%)
Annual Return 2003	rr_AnnualReturn2003	36.99%
Annual Return 2004	rr_AnnualReturn2004	19.00%
Annual Return 2005	rr_AnnualReturn2005	9.63%
Annual Return 2006	rr_AnnualReturn2006	(6.50%)
Annual Return 2007	rr_AnnualReturn2007	18.53%
Annual Return 2008	rr_AnnualReturn2008	(49.08%)
Annual Return 2009	rr_AnnualReturn2009	70.58%
Annual Return 2010	rr_AnnualReturn2010	25.13%
Annual Return 2011	rr_AnnualReturn2011	1.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.93%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.65%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | Class Z | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.65%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | Class Z | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.06%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.28%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	673
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,486
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.83%

[1]	The advisory fee is subject to adjustment, up or down, based on the Fund's performance relative to the performance of the Russell 1000 Growth Index (the "Benchmark Index"), and this fee may range from 0.55% to 1.00% depending on the Fund's performance and assets. See "The Funds' Management" section of the Fund's Prospectus for additional information.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit other expenses to 0.25% for each Class of shares. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's other expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

TOUCHSTONE SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE SHORT DURATION FIXED INCOME FUND
TOUCHSTONE SHORT DURATION FIXED INCOME FUND SUMMARY
The Fund's Investment Goal
The Touchstone Short Duration Fixed Income Fund seeks maximum total return consistent with the preservation of capital.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TOUCHSTONE SHORT DURATION FIXED INCOME FUND (USD $)	Class Y	Class Z
Wire Redemption Fee	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TOUCHSTONE SHORT DURATION FIXED INCOME FUND		Class Y	Class Z
Management Fees		0.25%	0.25%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses		1.18%	0.46%
Shareholder Service Fees		none	0.25%
Total Other Expenses		1.18%	0.71%
Total Annual Fund Operating Expenses		1.43%	0.96%
Fee Waiver and/or Expense Reimbursement	[1]	0.94%	0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.49%	0.74%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.49% and 0.74% for Class Y shares and Class Z shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TOUCHSTONE SHORT DURATION FIXED INCOME FUND (USD $)	Class Y	Class Z
Expense Example, With Redemption, 1 Year	50	76
Expense Example, With Redemption, 3 Years	360	284
Expense Example, With Redemption, 5 Years	692	509
Expense Example, With Redemption, 10 Years	1,632	1,158

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 48%
of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its assets in fixed income securities.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests in a diversified portfolio of securities of different maturities including U.S. Treasury securities, U.S. government agency securities, securities of U.S. government-sponsored enterprises, corporate bonds, mortgage-backed securities, asset-backed securities and repurchase agreements.
The Fund invests only in investment grade debt securities and does not invest in non-investment grade (e.g. "high yield") securities.  Investment grade debt securities are those having a rating of BBB-/Baa3 or higher from a major rating agency or, if a rating is not available, deemed to be of comparable quality by the sub-advisor, Longfellow Investment Management Co. ("Longfellow").

In selecting investments for the Fund, Longfellow chooses fixed income securities that it believes are attractively priced relative to the market or to similar instruments. While the Fund may invest in securities of any maturity,
Longfellow seeks to maintain an effective duration for the Fund between one and three years under normal market conditions. A sector or security holding may be reduced if it becomes overvalued or if there is a change in the underlying fundamentals.  Longfellow may sell a security if another security is more attractive.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely to decrease.  Duration is a measure of the expected life taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Market Risk: The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, the Fund may not be able to buy or sell securities at favorable prices and the Fund may lose money.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Investment Grade Debt Securities Risk: Investment grade debt securities may be downgraded by a Nationally Recognized Statistical Rating Organization ("NRSRO")
to below investment grade status (as defined above), which would increase the risk of holding these securities.  Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories.  While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well.  For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Rating Agency Risk: Ratings represent an NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Investment Style Risk: Because of its focus on short duration securities, the
Fund may underperform other segments of the fixed income market or the fixed income markets as a whole.

U.S. Government Securities Risk: The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S.
Treasury or by the agency's own resources. In addition, securities issued by agencies such as Federal National Mortgage Association ("Fannie Mae") and the
Government National Mortgage Association ("GNMA") are supported only by the credit of the issuing agency and any associated collateral. Some government agencies may not be backed by the full faith and credit of the U.S. government which may increase the risk of loss of investment.

Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.
Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Asset-Backed Securities Risk: Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party.
Even with a credit enhancement by a third party, there is still risk of loss.
There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective maturities.

Repurchase Agreement Risk: Under all repurchase agreements entered into by the
Fund, the Fund's Custodian or its agent must take possession of the underlying collateral. However, if the counterparty defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate. Repurchase agreements are considered loans by the Fund.

Event Risk: Securities may decline in credit quality and market value due to issuer restructurings, mergers, consolidations, reorganizations, tender or exchange offers, or other factors.

This Fund should only be purchased by investors seeking maximum total return consistent with preservation of capital who can withstand a limited amount of share price volatility, and who seek exposure to fixed-income securities. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment
Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays Capital 1-3 Year U.S.
Treasury Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Short Duration Fixed Income Fund - Class Z Total Return as of December 31

Best Quarter:  3rd Quarter 2009 +7.77%     Worst Quarter:  2nd Quarter 2004 -0.75%

For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account.  The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The after-tax returns shown in the table are for Class Z shares only.
The after-tax returns for Class Y shares will differ from the Class Z after-tax returns. The Class Y shares inception date is May 4, 2009.  The Class Y shares performance was calculated using the historical performance of the Class Z shares for the period from January 1, 2001 to May 4, 2009.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns TOUCHSTONE SHORT DURATION FIXED INCOME FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class Y	Class Y Return Before Taxes	1.87%	3.77%	3.40%
Class Z	Class Z Return Before Taxes	1.72%	3.64%	3.34%
Class Z After Taxes on Distributions	Class Z Return After Taxes on Distributions	0.83%	2.35%	2.05%
Class Z After Taxes on Distributions and Sales	Class Z Return After Taxes on Distributions and Sale of Fund Shares	1.11%	2.35%	2.09%
Barclays Capital 1-3 Year U.S. Treasury Index	Barclays Capital 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)	1.55%	3.71%	3.27%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
TOUCHSTONE SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE SHORT DURATION FIXED INCOME FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE SHORT DURATION FIXED INCOME FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Short Duration Fixed Income Fund seeks maximum total return consistent with the preservation of capital.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 48%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions
		your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests, under normal market conditions, at least 80% of its assets in fixed income securities.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests in a diversified portfolio of securities of different maturities including U.S. Treasury securities, U.S. government agency securities, securities of U.S. government-sponsored enterprises, corporate bonds, mortgage-backed securities, asset-backed securities and repurchase agreements.
The Fund invests only in investment grade debt securities and does not invest in non-investment grade (e.g. "high yield") securities.  Investment grade debt securities are those having a rating of BBB-/Baa3 or higher from a major rating agency or, if a rating is not available, deemed to be of comparable quality by the sub-advisor, Longfellow Investment Management Co. ("Longfellow").

In selecting investments for the Fund, Longfellow chooses fixed income securities that it believes are attractively priced relative to the market or to similar instruments. While the Fund may invest in securities of any maturity,
Longfellow seeks to maintain an effective duration for the Fund between one and three years under normal market conditions. A sector or security holding may be reduced if it becomes overvalued or if there is a change in the underlying fundamentals.  Longfellow may sell a security if another security is more
		attractive.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely to decrease.  Duration is a measure of the expected life taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Market Risk: The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, the Fund may not be able to buy or sell securities at favorable prices and the Fund may lose money.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Investment Grade Debt Securities Risk: Investment grade debt securities may be downgraded by a Nationally Recognized Statistical Rating Organization ("NRSRO")
to below investment grade status (as defined above), which would increase the risk of holding these securities.  Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories.  While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well.  For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Rating Agency Risk: Ratings represent an NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Investment Style Risk: Because of its focus on short duration securities, the
Fund may underperform other segments of the fixed income market or the fixed income markets as a whole.

U.S. Government Securities Risk: The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S.
Treasury or by the agency's own resources. In addition, securities issued by agencies such as Federal National Mortgage Association ("Fannie Mae") and the
Government National Mortgage Association ("GNMA") are supported only by the credit of the issuing agency and any associated collateral. Some government agencies may not be backed by the full faith and credit of the U.S. government which may increase the risk of loss of investment.

Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.
Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Asset-Backed Securities Risk: Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party.
Even with a credit enhancement by a third party, there is still risk of loss.
There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective maturities.

Repurchase Agreement Risk: Under all repurchase agreements entered into by the
Fund, the Fund's Custodian or its agent must take possession of the underlying collateral. However, if the counterparty defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate. Repurchase agreements are considered loans by the Fund.

Event Risk: Securities may decline in credit quality and market value due to issuer restructurings, mergers, consolidations, reorganizations, tender or exchange offers, or other factors.

This Fund should only be purchased by investors seeking maximum total return consistent with preservation of capital who can withstand a limited amount of share price volatility, and who seek exposure to fixed-income securities. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment
		Strategies and Risks" section of the Fund's Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays Capital 1-3 Year U.S.
Treasury Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or
		by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays Capital 1-3 Year U.S. Treasury Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Short Duration Fixed Income Fund - Class Z Total Return as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2009 +7.77% Worst Quarter: 2nd Quarter 2004 -0.75%

For information on the prior history of the Fund, please see the section
		entitled "The Trust" in the Fund's Statement of Additional Information.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account.  The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The after-tax returns shown in the table are for Class Z shares only.
The after-tax returns for Class Y shares will differ from the Class Z after-tax returns. The Class Y shares inception date is May 4, 2009.  The Class Y shares performance was calculated using the historical performance of the Class Z
		shares for the period from January 1, 2001 to May 4, 2009.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
TOUCHSTONE SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE SHORT DURATION FIXED INCOME FUND | Barclays Capital 1-3 Year U.S. Treasury Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.27%
TOUCHSTONE SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE SHORT DURATION FIXED INCOME FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	1.18%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	1.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.94%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	360
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,632
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.40%
TOUCHSTONE SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE SHORT DURATION FIXED INCOME FUND | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.46%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,158
Annual Return 2002	rr_AnnualReturn2002	5.19%
Annual Return 2003	rr_AnnualReturn2003	1.69%
Annual Return 2004	rr_AnnualReturn2004	2.14%
Annual Return 2005	rr_AnnualReturn2005	1.84%
Annual Return 2006	rr_AnnualReturn2006	4.40%
Annual Return 2007	rr_AnnualReturn2007	5.22%
Annual Return 2008	rr_AnnualReturn2008	3.19%
Annual Return 2009	rr_AnnualReturn2009	5.41%
Annual Return 2010	rr_AnnualReturn2010	2.71%
Annual Return 2011	rr_AnnualReturn2011	1.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.75%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.34%
TOUCHSTONE SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE SHORT DURATION FIXED INCOME FUND | Class Z | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.05%
TOUCHSTONE SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE SHORT DURATION FIXED INCOME FUND | Class Z | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.09%

[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.49% and 0.74% for Class Y shares and Class Z shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

TOUCHSTONE INTERMEDIATE FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERMEDIATE FIXED INCOME FUND
TOUCHSTONE INTERMEDIATE FIXED INCOME FUND SUMMARY
The Fund's Investment Goal
The Touchstone Intermediate Fixed Income Fund seeks high current income consistent with reasonable risk to capital.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	TOUCHSTONE INTERMEDIATE FIXED INCOME FUND Institutional shares
Wire Redemption Fee	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		TOUCHSTONE INTERMEDIATE FIXED INCOME FUND Institutional shares
Management Fees		0.40%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.30%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.01%
Total Annual Fund Operating Expenses		0.71%
Fee Waiver and/or Expense Reimbursement	[2]	0.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.41%
[1]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.40%. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	TOUCHSTONE INTERMEDIATE FIXED INCOME FUND Institutional shares
Expense Example, With Redemption, 1 Year	42
Expense Example, With Redemption, 3 Years	197
Expense Example, With Redemption, 5 Years	365
Expense Example, With Redemption, 10 Years	854

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Touchstone Intermediate Fixed Income Fund invests, under normal circumstances, at least 80% of its assets in fixed income securities of U.S.
issuers.  This is a non-fundamental investment policy that can be changed by the
Fund upon 60 days' prior notice to shareholders.  Fixed income securities consist of U.S. government obligations and other investment grade fixed income securities, including corporate debt obligations, mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities. Corporate debt obligations include corporate bonds, debentures, notes and other similar instruments. Investment grade fixed income securities include securities rated
BBB- or higher by Standard & Poor's Corporation ("S&P") or Baa3 or higher by
Moody's Investors Services, Inc. ("Moody's") or, if unrated by S&P or Moody's, determined by the sub-advisor, Milne LLC d/b/a JKMilne Asset Management
("JKMilne"), to be of comparable quality.

In selecting investments for the Fund, JKMilne chooses fixed income securities of issuers that it believes will offer attractive income and/or capital appreciation potential with a reasonable level of risk.  JKMilne invests in fixed income obligations of different issuers (as described above), maturities and structures depending on its current assessment of the relative valuations of the sectors in which the Fund invests.  In assessing the relative valuations of these sectors, JKMilne generally considers whether the securities included within a sector are selling at a discount to JKMilne's estimate of their intrinsic value.

The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms.  In addition, these securities may make principal payments that are fixed, variable or both.  Under normal circumstances, the Fund's effective duration will typically be between two and five years.  JKMilne generally sells a security when it reaches a target price, there is a change in the issuer's credit quality, or if its current assessment of the relative valuations of the sectors in which the Fund invests or markets as a whole make investments in other securities appear more attractive.
The Principal Risks
The Fund's share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  The
Fund is subject to the principal risks summarized below.

Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely to decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Market Risk: The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, the Fund may not be able to buy or sell securities at favorable prices and the Fund may lose money.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Investment Grade Debt Securities Risk: Investment grade debt securities may be downgraded by a Nationally Recognized Statistical Rating Organization ("NRSRO")
to below investment grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well.

Rating Agency Risk: Ratings represent the NRSRO's opinion regarding the quality of the security and are not a guarantee of quality.  NRSROs may fail to make timely credit ratings in response to subsequent events.  In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

U.S. Government Securities Risk: The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S.
Treasury or by the agency's own resources. In addition, securities issued by agencies such as the Federal National Mortgage Association ("Fannie Mae") are
supported only by the credit of the issuing agency and any associated collateral. Some government agencies may not be backed by the full faith and credit of the U.S. government which may increase the risk of loss of investment.

Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.
Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of the Fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the
Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Asset Backed Securities Risk: Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective durations.

Event Risk: Securities may decline in credit quality and market value due to issuer restructurings, mergers, consolidations, reorganizations, tender or exchange offers, or other factors.

This Fund should only be purchased by investors seeking high current income with reasonable risk to capital who can withstand share price volatility, and who want exposure to fixed income securities. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment
Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays Capital Intermediate U.S.
Government/Credit Index. The Fund's past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Intermediate Fixed Income Fund - Institutional Shares Total Return as of December 31

Best Quarter:  4th Quarter 2008 +4.76%     Worst Quarter:  3rd Quarter 2008 -5.24%

For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns TOUCHSTONE INTERMEDIATE FIXED INCOME FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional shares	Institutional Shares Returns Return Before Taxes	5.04%	2.77%	3.50%
Institutional shares After Taxes on Distributions	Institutional Shares Return After Taxes on Distributions	3.79%	1.45%	1.96%
Institutional shares After Taxes on Distributions and Sales	Institutional Shares Returns Return After Taxes on Distributions and Sale of Fund Shares	3.44%	1.60%	2.11%
Barclays Capital Intermediate U.S. Government/Credit Index	Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deductions for fees, expenses or taxes)	5.80%	5.88%	5.20%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
TOUCHSTONE INTERMEDIATE FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERMEDIATE FIXED INCOME FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE INTERMEDIATE FIXED INCOME FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Intermediate Fixed Income Fund seeks high current income consistent with reasonable risk to capital.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions
		your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Touchstone Intermediate Fixed Income Fund invests, under normal circumstances, at least 80% of its assets in fixed income securities of U.S.
issuers.  This is a non-fundamental investment policy that can be changed by the
Fund upon 60 days' prior notice to shareholders.  Fixed income securities consist of U.S. government obligations and other investment grade fixed income securities, including corporate debt obligations, mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities. Corporate debt obligations include corporate bonds, debentures, notes and other similar instruments. Investment grade fixed income securities include securities rated
BBB- or higher by Standard & Poor's Corporation ("S&P") or Baa3 or higher by
Moody's Investors Services, Inc. ("Moody's") or, if unrated by S&P or Moody's, determined by the sub-advisor, Milne LLC d/b/a JKMilne Asset Management
("JKMilne"), to be of comparable quality.

In selecting investments for the Fund, JKMilne chooses fixed income securities of issuers that it believes will offer attractive income and/or capital appreciation potential with a reasonable level of risk.  JKMilne invests in fixed income obligations of different issuers (as described above), maturities and structures depending on its current assessment of the relative valuations of the sectors in which the Fund invests.  In assessing the relative valuations of these sectors, JKMilne generally considers whether the securities included within a sector are selling at a discount to JKMilne's estimate of their intrinsic value.

The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms.  In addition, these securities may make principal payments that are fixed, variable or both.  Under normal circumstances, the Fund's effective duration will typically be between two and five years.  JKMilne generally sells a security when it reaches a target price, there is a change in the issuer's credit quality, or if its current assessment of the relative valuations of the sectors in which the Fund invests or markets
		as a whole make investments in other securities appear more attractive.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.  The
Fund is subject to the principal risks summarized below.

Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely to decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Market Risk: The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, the Fund may not be able to buy or sell securities at favorable prices and the Fund may lose money.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Investment Grade Debt Securities Risk: Investment grade debt securities may be downgraded by a Nationally Recognized Statistical Rating Organization ("NRSRO")
to below investment grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well.

Rating Agency Risk: Ratings represent the NRSRO's opinion regarding the quality of the security and are not a guarantee of quality.  NRSROs may fail to make timely credit ratings in response to subsequent events.  In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

U.S. Government Securities Risk: The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S.
Treasury or by the agency's own resources. In addition, securities issued by agencies such as the Federal National Mortgage Association ("Fannie Mae") are
supported only by the credit of the issuing agency and any associated collateral. Some government agencies may not be backed by the full faith and credit of the U.S. government which may increase the risk of loss of investment.

Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.
Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of the Fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the
Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Asset Backed Securities Risk: Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective durations.

Event Risk: Securities may decline in credit quality and market value due to issuer restructurings, mergers, consolidations, reorganizations, tender or exchange offers, or other factors.

This Fund should only be purchased by investors seeking high current income with reasonable risk to capital who can withstand share price volatility, and who want exposure to fixed income securities. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment
		Strategies and Risks" section of the Fund's Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays Capital Intermediate U.S.
Government/Credit Index. The Fund's past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or
		by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays Capital Intermediate U.S. Government/Credit Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Intermediate Fixed Income Fund - Institutional Shares Total Return as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 4th Quarter 2008 +4.76% Worst Quarter: 3rd Quarter 2008 -5.24%

For information on the prior history of the Fund, please see the section
		entitled "The Trust" in the Fund's Statement of Additional Information.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
		401(k) or other tax-deferred account.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
TOUCHSTONE INTERMEDIATE FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERMEDIATE FIXED INCOME FUND | Barclays Capital Intermediate U.S. Government/Credit Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.20%
TOUCHSTONE INTERMEDIATE FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERMEDIATE FIXED INCOME FUND | Institutional shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.41%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	42
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	197
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	365
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	854
Annual Return 2002	rr_AnnualReturn2002	10.28%
Annual Return 2003	rr_AnnualReturn2003	1.70%
Annual Return 2004	rr_AnnualReturn2004	3.78%
Annual Return 2005	rr_AnnualReturn2005	2.41%
Annual Return 2006	rr_AnnualReturn2006	3.19%
Annual Return 2007	rr_AnnualReturn2007	6.50%
Annual Return 2008	rr_AnnualReturn2008	(0.56%)
Annual Return 2009	rr_AnnualReturn2009	(2.58%)
Annual Return 2010	rr_AnnualReturn2010	5.79%
Annual Return 2011	rr_AnnualReturn2011	5.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.24%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Returns Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%
TOUCHSTONE INTERMEDIATE FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERMEDIATE FIXED INCOME FUND | Institutional shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.96%
TOUCHSTONE INTERMEDIATE FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERMEDIATE FIXED INCOME FUND | Institutional shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Returns Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.11%

[1]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.40%. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

TOUCHSTONE SMALL CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP VALUE FUND
TOUCHSTONE SMALL CAP VALUE FUND SUMMARY
The Fund's Investment Goal
The Touchstone Small Cap Value Fund (formerly Touchstone Small Cap Value Opportunities Fund) seeks long-term capital growth.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 53 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
of Additional Information on page 92.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TOUCHSTONE SMALL CAP VALUE FUND (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TOUCHSTONE SMALL CAP VALUE FUND		Class A	Class C	Class Y	Institutional
Management Fees		0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.52%	340.46%	69.34%	2.64%
Total Annual Fund Operating Expenses		1.72%	342.41%	70.29%	3.59%
Fee Waiver and/or Expense Reimbursement	[1]	0.29%	340.23%	69.11%	2.56%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.43%	2.18%	1.18%	1.03%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.43%, 2.18%, 1.18% and 1.03% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. These expense limitations will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Fund's Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TOUCHSTONE SMALL CAP VALUE FUND (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	712	321	120	105
Expense Example, With Redemption, 3 Years	1,059	10,503	6,742	862
Expense Example, With Redemption, 5 Years	1,429	10,503	7,539	1,641
Expense Example, With Redemption, 10 Years	2,466	10,503	7,648	3,685

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE SMALL CAP VALUE FUND Class C	221	10,503	10,503	10,503

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 206% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Touchstone Small Cap Value Fund invests, under normal market conditions, at least 80% of its assets in common stocks of companies with small market capitalizations that the sub-advisor, DePrince, Race & Zollo, Inc. ("DRZ"), believes have the potential for growth and that appear to be trading below their perceived value.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.  For purposes of the Fund, a small capitalization company has a market capitalization of no more than $2 billion at the time of initial purchase.

DRZ employs a multi-step, "bottom up" investment process.  Initially, DRZ screens the investible universe for small market capitalization companies that pay a dividend.  DRZ then applies various valuation multiples such as price-to-earnings, price-to-book and price-to-cash flow, to find companies that it believes are trading at the low end of their historical relative valuation levels.  DRZ then conducts rigorous fundamental analysis to identify an imminent catalyst which it believes may lead to future price appreciation.  DRZ establishes relative price targets for the remaining stocks that have identifiable catalysts.  Finally, DRZ filters the results to choose stocks that it believes have the potential for growth and appear to be trading below their perceived value.  DRZ considers selling a security when its yield falls below the acceptable limit, when the valuation is no longer attractive or the fundamentals of the company or sector deteriorate.

The Fund invests in securities of companies operating in a broad range of industries.  Most of these companies are based in the U.S., but in some instances may be headquartered in or doing a substantial portion of their business overseas.  The Fund will typically hold 65 to 80 securities.  The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Micro Cap Risk: Micro-capitalization companies are substantially riskier than investments in larger, more established companies. The stocks of micro-capitalization companies are less stable in price and less liquid than the stocks of larger companies.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Value Investing Risk:  A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

This Fund should only be purchased by investors seeking long-term capital growth who can withstand the share price volatility of small cap investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Russell 2000 Value Index and
Russell 2000 Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Small Cap Value Fund - Class A Total Return as of December 31

Best Quarter:  1st Quarter 2003 +18.97%   Worst Quarter:  3rd Quarter 2008 -24.10%

On June 10, 2011, Class Z shares were converted to Class A shares and performance for periods prior to the date of conversion represents the performance of Class Z shares.  Performance in the table below for periods prior to June 10, 2011 has been restated to reflect the impact of the Class A fees and expenses.  The Class C shares, the Class Y shares and the Institutional shares inception date is March 1, 2011. The Class C shares, Class Y shares and
Institutional shares performance information is calculated using the historical performance of Class Z shares for the periods prior to March 1, 2011.
Performance for this period for Class C Shares has been restated to reflect the impact of the Class C fees and expenses. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's
Statement of Additional Information.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account.   The after-tax returns shown in the table
are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns TOUCHSTONE SMALL CAP VALUE FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	(11.66%)	(3.04%)	7.18%	Mar 4, 2002
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(11.93%)	(3.49%)	6.46%	Mar 4, 2002
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(7.21%)	(2.64%)	6.04%	Mar 4, 2002
Class C	Class C Return Before Taxes	(7.90%)	(2.63%)	7.02%	Mar 1, 2011
Class Y	Class Y Return Before Taxes	(5.85%)	(1.81%)	7.88%	Mar 1, 2011
Institutional	Institutional Return Before Taxes	(5.95%)	(1.83%)	7.86%	Mar 1, 2011
Russell 2000 Value Index	Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	(5.50%)	(1.87%)	6.13%	Mar 4, 2002
Russell 2000 Index	Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	(4.18%)	0.15%	5.93%	Mar 4, 2002

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
TOUCHSTONE SMALL CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP VALUE FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE SMALL CAP VALUE FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Small Cap Value Fund (formerly Touchstone Small Cap Value Opportunities Fund) seeks long-term capital growth.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 53 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
		of Additional Information on page 92.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 206% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	206.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Touchstone Small Cap Value Fund invests, under normal market conditions, at least 80% of its assets in common stocks of companies with small market capitalizations that the sub-advisor, DePrince, Race & Zollo, Inc. ("DRZ"), believes have the potential for growth and that appear to be trading below their perceived value.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.  For purposes of the Fund, a small capitalization company has a market capitalization of no more than $2 billion at the time of initial purchase.

DRZ employs a multi-step, "bottom up" investment process.  Initially, DRZ screens the investible universe for small market capitalization companies that pay a dividend.  DRZ then applies various valuation multiples such as price-to-earnings, price-to-book and price-to-cash flow, to find companies that it believes are trading at the low end of their historical relative valuation levels.  DRZ then conducts rigorous fundamental analysis to identify an imminent catalyst which it believes may lead to future price appreciation.  DRZ establishes relative price targets for the remaining stocks that have identifiable catalysts.  Finally, DRZ filters the results to choose stocks that it believes have the potential for growth and appear to be trading below their perceived value.  DRZ considers selling a security when its yield falls below the acceptable limit, when the valuation is no longer attractive or the fundamentals of the company or sector deteriorate.

The Fund invests in securities of companies operating in a broad range of industries.  Most of these companies are based in the U.S., but in some instances may be headquartered in or doing a substantial portion of their business overseas.  The Fund will typically hold 65 to 80 securities.  The Fund may engage in frequent and active trading of securities as a part of its
		principal investment strategy.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Micro Cap Risk: Micro-capitalization companies are substantially riskier than investments in larger, more established companies. The stocks of micro-capitalization companies are less stable in price and less liquid than the stocks of larger companies.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Value Investing Risk:  A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

This Fund should only be purchased by investors seeking long-term capital growth who can withstand the share price volatility of small cap investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under
		the "Investment Strategies and Risks" section of the Fund's Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Russell 2000 Value Index and
Russell 2000 Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or
		by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Russell 2000 Value Index and Russell 2000 Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Small Cap Value Fund - Class A Total Return as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 1st Quarter 2003 +18.97% Worst Quarter: 3rd Quarter 2008 -24.10%

On June 10, 2011, Class Z shares were converted to Class A shares and performance for periods prior to the date of conversion represents the performance of Class Z shares.  Performance in the table below for periods prior to June 10, 2011 has been restated to reflect the impact of the Class A fees and expenses.  The Class C shares, the Class Y shares and the Institutional shares inception date is March 1, 2011. The Class C shares, Class Y shares and
Institutional shares performance information is calculated using the historical performance of Class Z shares for the periods prior to March 1, 2011.
Performance for this period for Class C Shares has been restated to reflect the impact of the Class C fees and expenses. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's
		Statement of Additional Information.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account.   The after-tax returns shown in the table
are for Class A shares only. The after-tax returns for other classes of shares
		offered by the Fund will differ from the Class A after-tax returns.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
TOUCHSTONE SMALL CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP VALUE FUND | Russell 2000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.87%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2002
TOUCHSTONE SMALL CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP VALUE FUND | Russell 2000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2002
TOUCHSTONE SMALL CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP VALUE FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.43%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	712
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,059
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,429
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,466
Annual Return 2003	rr_AnnualReturn2003	54.13%
Annual Return 2004	rr_AnnualReturn2004	23.73%
Annual Return 2005	rr_AnnualReturn2005	9.71%
Annual Return 2006	rr_AnnualReturn2006	12.71%
Annual Return 2007	rr_AnnualReturn2007	(1.20%)
Annual Return 2008	rr_AnnualReturn2008	(34.16%)
Annual Return 2009	rr_AnnualReturn2009	18.48%
Annual Return 2010	rr_AnnualReturn2010	25.82%
Annual Return 2011	rr_AnnualReturn2011	(6.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.10%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.66%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.04%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2002
TOUCHSTONE SMALL CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP VALUE FUND | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.93%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.49%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2002
TOUCHSTONE SMALL CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP VALUE FUND | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.21%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2002
TOUCHSTONE SMALL CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP VALUE FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	340.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	342.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(340.23%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.18%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	321
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	10,503
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	10,503
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	10,503
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	221
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	10,503
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	10,503
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	10,503
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.90%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.63%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2011
TOUCHSTONE SMALL CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP VALUE FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	69.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	70.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(69.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	6,742
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	7,539
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	7,648
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.85%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.81%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2011
TOUCHSTONE SMALL CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP VALUE FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.59%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.56%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.03%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	862
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,641
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,685
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.95%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.83%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2011

[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.43%, 2.18%, 1.18% and 1.03% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. These expense limitations will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Fund's Management" in the Fund's Prospectus for more information.

TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND SUMMARY
The Fund's Investment Goal
The Touchstone Ultra Short Duration Fixed Income Fund seeks maximum total return consistent with the preservation of capital.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 53 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
of Additional Information on page 92.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (USD $)	Class A	Class C	Class Y	Class Z	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	2.00%	none	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none	none
Wire Redemption Fee	15	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND		Class A	Class C		Class Y	Class Z	Institutional Class
Management Fees		0.25%	0.25%		0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	[1]	none	none	none
Other Expenses	[2]	0.38%	0.35%		0.41%	0.28%	0.29%
Shareholder Services Fee		none	none		none	0.25%	none
Total Other Expenses		0.38%	0.35%		0.41%	0.53%	0.29%
Acquired Fund Fees and Expenses (AFFE)	[3]	0.02%	0.02%		0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		0.90%	1.37%		0.68%	0.80%	0.56%
Fee Waivers and/or Expense Reimbursement	[4]	0.19%	0.16%		0.22%	0.09%	0.15%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		0.71%	1.21%		0.46%	0.71%	0.41%
[1]	Class C shares are authorized to pay a maximum 12b-1 fee of up to 1.00% of average daily net assets, of which up to 0.75% may be paid for distribution services and up to 0.25% may be paid for shareholder services. The Fund intends to limit the amount of the 12b-1 fees for Class C shares to 0.75% for at least one year from the date of this Prospectus.
[2]	"Other Expenses" for Class A, Class C, Class Y and Institutional shares are based on estimated amounts for the current fiscal year.
[3]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[4]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.69%, 1.19%, 0.44%, 0.69% and 0.39% for Class A, Class C, Class Y, Class Z and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Fund's Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the contractual fee waivers).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (USD $)	Class A	Class C	Class Y	Class Z	Institutional Class
Expense Example, With Redemption, 1 Year	271	223	47	73	42
Expense Example, With Redemption, 3 Years	463	418	195	246	164
Expense Example, With Redemption, 5 Years	670	735	357	435	298
Expense Example, With Redemption, 10 Years	1,269	1,632	826	981	687

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND Class C	123	418	735	1,632

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 144% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its assets in fixed income securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests in a diversified portfolio of securities of different maturities including U.S.
Treasury securities, U.S. government agency securities, securities of U.S.
government-sponsored enterprises, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, municipal bonds and repurchase agreements. The Fund invests only in investment grade debt securities and does not invest in non-investment grade (i.e. "high yield") debt securities. Investment grade debt securities are those having a rating of
BBB-/Baa3 or higher from a major rating agency or, if a rating is not available, deemed to be of comparable quality by the sub-advisor, Fort Washington
Investment Advisors, Inc. ("Fort Washington").

In selecting investments for the Fund, Fort Washington chooses fixed income securities that it believes are attractively priced relative to the market or to similar instruments. In addition, Fort Washington considers the "effective duration" of the Fund's entire portfolio. Effective duration is a measure of a security's price volatility or the risk associated with changes in interest rates. While the Fund may invest in securities with any maturity or duration,
Fort Washington seeks to maintain an effective duration for the Fund of one year or less under normal market conditions.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below:

Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely decrease.

Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates.
Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Market Risk: The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, the Fund may not be able to buy or sell securities at favorable prices and the Fund may lose money.

Investment Style Risk: Because of its focus on short duration securities, the
Fund may underperform other segments of the fixed income market or the fixed income markets as a whole.

Investment Grade Debt Securities Risk: Investment grade debt securities may be downgraded by a Nationally Recognized Statistical Rating Organization ("NRSRO")
to below investment grade status (as defined above), which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Rating Agency Risk: Ratings represent an NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

U.S. Government Securities Risk: The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S.
Treasury or by the agency's own resources. In addition, securities issued by agencies such as Federal National Mortgage Association ("Fannie Mae") and
Government National Mortgage Association ("Ginnie Mae") are supported only by the credit of the issuing agency and any associated collateral.

Mortgage-Backed Securities Risk:  Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.
Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Repurchase Agreement Risk: Under all repurchase agreements entered into by the
Fund, the Fund's Custodian or its agent must take possession of the underlying collateral. However, if the counterparty defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.  Repurchase agreements are considered loans by the Fund.

Asset Backed Securities Risk: Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective durations.

Event Risk: Securities may decline in credit quality and market value due to issuer restructurings, mergers, consolidations, reorganizations, tender or exchange offers, or other factors.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

This Fund should only be purchased by investors seeking maximum total return consistent with preservation of capital who can withstand a limited amount of share price volatility, and seek exposure to fixed income securities. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance	[1]
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the BoA Merrill Lynch Three-Month U.S.
Treasury Bill Index and BoA Merrill Lynch 1-Year Treasury Note Index. The bar
chart does not reflect any sales charges, which would reduce your return.  The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Ultra Short Duration Fixed Income Fund - Class Z Total Return as of December 31

Best Quarter:  3rd Quarter 2006 1.95%     Worst Quarter:  3rd Quarter 2008 -0.24%

For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information ("SAI").
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class Z	Class Z Return Before Taxes	1.50%	2.35%	2.57%
Class Z After Taxes on Distributions	Class Z Return After Taxes on Distributions	0.71%	1.14%	1.43%
Class Z After Taxes on Distributions and Sales	Class Z Return After Taxes on Distributions and Sale of Fund Shares	0.97%	1.30%	1.52%
BoA Merrill Lynch Three-Month U.S. Treasury Bill Index	BoA Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.10%	1.49%	1.95%
BoA Merrill Lynch 1-Year Treasury Note Index	BoA Merrill Lynch 1-Year Treasury Note Index (reflects no deductions for fees, expenses or taxes)	0.57%	2.56%	2.49%

[1]	Performance for Class A, Class C, Class Y and Institutional shares is not shown because these share classes are not operational as of the date of the prospectus. Returns are presented for Class Z shares. Class A, Class C, Class Y and Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses. Class Z shares are subject to shareholder service fees. Class A and Class C shares are subject to sales charges and distribution fees. Class Y and Institutional shares are not subject to sales charges and distribution fees.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Ultra Short Duration Fixed Income Fund seeks maximum total return consistent with the preservation of capital.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 53 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
		of Additional Information on page 92.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover
		rate was 144% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	144.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" for Class A, Class C, Class Y and Institutional shares are based on estimated amounts for the current fiscal year.
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the contractual fee waivers).  Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests, under normal market conditions, at least 80% of its assets in fixed income securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund invests in a diversified portfolio of securities of different maturities including U.S.
Treasury securities, U.S. government agency securities, securities of U.S.
government-sponsored enterprises, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, municipal bonds and repurchase agreements. The Fund invests only in investment grade debt securities and does not invest in non-investment grade (i.e. "high yield") debt securities. Investment grade debt securities are those having a rating of
BBB-/Baa3 or higher from a major rating agency or, if a rating is not available, deemed to be of comparable quality by the sub-advisor, Fort Washington
Investment Advisors, Inc. ("Fort Washington").

In selecting investments for the Fund, Fort Washington chooses fixed income securities that it believes are attractively priced relative to the market or to similar instruments. In addition, Fort Washington considers the "effective duration" of the Fund's entire portfolio. Effective duration is a measure of a security's price volatility or the risk associated with changes in interest rates. While the Fund may invest in securities with any maturity or duration,
Fort Washington seeks to maintain an effective duration for the Fund of one year
		or less under normal market conditions.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below:

Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely decrease.

Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates.
Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Market Risk: The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, the Fund may not be able to buy or sell securities at favorable prices and the Fund may lose money.

Investment Style Risk: Because of its focus on short duration securities, the
Fund may underperform other segments of the fixed income market or the fixed income markets as a whole.

Investment Grade Debt Securities Risk: Investment grade debt securities may be downgraded by a Nationally Recognized Statistical Rating Organization ("NRSRO")
to below investment grade status (as defined above), which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Rating Agency Risk: Ratings represent an NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

U.S. Government Securities Risk: The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S.
Treasury or by the agency's own resources. In addition, securities issued by agencies such as Federal National Mortgage Association ("Fannie Mae") and
Government National Mortgage Association ("Ginnie Mae") are supported only by the credit of the issuing agency and any associated collateral.

Mortgage-Backed Securities Risk:  Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.
Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Repurchase Agreement Risk: Under all repurchase agreements entered into by the
Fund, the Fund's Custodian or its agent must take possession of the underlying collateral. However, if the counterparty defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.  Repurchase agreements are considered loans by the Fund.

Asset Backed Securities Risk: Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective durations.

Event Risk: Securities may decline in credit quality and market value due to issuer restructurings, mergers, consolidations, reorganizations, tender or exchange offers, or other factors.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

This Fund should only be purchased by investors seeking maximum total return consistent with preservation of capital who can withstand a limited amount of share price volatility, and seek exposure to fixed income securities. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under
		the "Investment Strategies and Risks" section of the Fund's Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance	[1]
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the BoA Merrill Lynch Three-Month U.S.
Treasury Bill Index and BoA Merrill Lynch 1-Year Treasury Note Index. The bar
chart does not reflect any sales charges, which would reduce your return.  The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no
		cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the BoA Merrill Lynch Three-Month U.S. Treasury Bill Index and BoA Merrill Lynch 1-Year Treasury Note Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Ultra Short Duration Fixed Income Fund - Class Z Total Return as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2006 1.95% Worst Quarter: 3rd Quarter 2008 -0.24%

For information on the prior history of the Fund, please see the section
		entitled "The Trust" in the Fund's Statement of Additional Information ("SAI").
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
		401(k) or other tax-deferred account.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | BoA Merrill Lynch Three-Month U.S. Treasury Bill Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BoA Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.95%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | BoA Merrill Lynch 1-Year Treasury Note Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BoA Merrill Lynch 1-Year Treasury Note Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.49%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.38%	[2]
Shareholder Services Fee	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.71%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	271
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	463
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,269
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[5]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.35%	[2]
Shareholder Services Fee	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	223
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	735
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,632
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	123
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	418
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	735
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,632
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.41%	[2]
Shareholder Services Fee	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.46%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	826
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.28%	[2]
Shareholder Services Fee	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.71%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	435
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	981
Annual Return 2002	rr_AnnualReturn2002	2.67%
Annual Return 2003	rr_AnnualReturn2003	1.35%
Annual Return 2004	rr_AnnualReturn2004	1.75%
Annual Return 2005	rr_AnnualReturn2005	2.93%
Annual Return 2006	rr_AnnualReturn2006	5.29%
Annual Return 2007	rr_AnnualReturn2007	4.70%
Annual Return 2008	rr_AnnualReturn2008	0.53%
Annual Return 2009	rr_AnnualReturn2009	3.32%
Annual Return 2010	rr_AnnualReturn2010	1.75%
Annual Return 2011	rr_AnnualReturn2011	1.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.24%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.57%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class Z | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.43%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class Z | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.52%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.29%	[2]
Shareholder Services Fee	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.41%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	42
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	298
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	687

[1]	Performance for Class A, Class C, Class Y and Institutional shares is not shown because these share classes are not operational as of the date of the prospectus. Returns are presented for Class Z shares. Class A, Class C, Class Y and Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses. Class Z shares are subject to shareholder service fees. Class A and Class C shares are subject to sales charges and distribution fees. Class Y and Institutional shares are not subject to sales charges and distribution fees.
[2]	"Other Expenses" for Class A, Class C, Class Y and Institutional shares are based on estimated amounts for the current fiscal year.
[3]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[4]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.69%, 1.19%, 0.44%, 0.69% and 0.39% for Class A, Class C, Class Y, Class Z and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Fund's Management" in the Fund's Prospectus for more information.
[5]	Class C shares are authorized to pay a maximum 12b-1 fee of up to 1.00% of average daily net assets, of which up to 0.75% may be paid for distribution services and up to 0.25% may be paid for shareholder services. The Fund intends to limit the amount of the 12b-1 fees for Class C shares to 0.75% for at least one year from the date of this Prospectus.

TOUCHSTONE MERGER ARBITRAGE FUND (Prospectus Summary) | TOUCHSTONE MERGER ARBITRAGE FUND
TOUCHSTONE MERGER ARBITRAGE FUND SUMMARY
The Fund's Investment Goal
The Touchstone Merger Arbitrage Fund (the "Fund") seeks to achieve positive absolute returns regardless of market conditions over the long-term.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in this Prospectus on page 15 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
Additional Information ("SAI") on page 92.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TOUCHSTONE MERGER ARBITRAGE FUND (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TOUCHSTONE MERGER ARBITRAGE FUND		Class A	Class C	Class Y	Institutional
Management Fees		1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	1.89%	2.13%	2.62%	3.20%
Dividend Expenses on Securities Sold Short		1.64%	1.80%	1.31%	0.58%
Total Other Expenses		3.53%	3.93%	3.93%	3.78%
Acquired Fund Fees and Expenses (AFFE)	[2]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		4.84%	5.99%	4.99%	4.84%
Fee Waiver and/or Expense Reimbursement	[3]	1.50%	1.75%	2.24%	2.97%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		3.34%	4.24%	2.75%	1.87%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.68%, 2.43%, 1.43% and 1.28% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Fund's Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TOUCHSTONE MERGER ARBITRAGE FUND (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	892	526	278	190
Expense Example, With Redemption, 3 Years	1,822	1,621	1,299	1,190

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
TOUCHSTONE MERGER ARBITRAGE FUND Class C	426	1,621

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  From its commencement of operations on August 9, 2011 through September 30, 2011, the
Fund's portfolio turnover rate was 311% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Touchstone Merger Arbitrage Fund primarily invests, under normal market conditions, in equity securities of U.S. and foreign issuers.  Equity securities include common stock, preferred stock and warrants.

The Fund's Sub-Advisor, Longfellow Investment Management Co. ("Longfellow" or
"Sub-Advisor"), seeks to purchase companies that are involved in publicly announced mergers, takeovers, tender offers, debt restructurings, minority purchases, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations.  Merger arbitrage is an investment strategy designed to profit from the successful completion of such transactions.  The Fund is permitted to hold long and short equity positions, as well as foreign securities including foreign receipts. The Fund may invest in companies of any size in seeking to achieve its investment goal and the Fund will regularly invest in small to medium capitalization companies.

Longfellow primarily buys securities of companies being acquired (the "target company") in publicly announced transactions where the terms of the transaction have been largely defined and disclosed.  Longfellow may engage in selling securities short when the terms of a proposed corporate reorganization require the exchange of common stock and/or other securities.  In such a case, the common stock of the target company may be purchased and, at approximately the same time, some amount of the acquiring company's common stock and/or other securities may be sold short depending on the terms of the transaction.  The
Fund's investment strategy is designed to capture the arbitrage spread represented by the difference between the market price of the securities of the target company and the value that is offered for these securities by the acquiring company.

In selecting securities for the Fund, Longfellow analyzes a number of factors including: proposed financing terms, the size of the transaction, anti-trust concerns, regulatory approvals and shareholder voting requirements.  All purchases are vetted through Longfellow's internal research process prior to investment.  Longfellow will sell a position if it views the proposed transaction as having more risk than expected, the proposed transaction is cancelled or more attractive opportunities arise.  The Fund generally engages in active and frequent trading of portfolio securities as a part of its principal investment strategy.

Dependent upon the level of corporate restructuring activity, the market, or other conditions and as determined by Longfellow, the Fund may invest in any combination of cash, cash equivalents and/or fixed income securities, including investment grade corporate bonds, non-investment grade debt securities (also known as junk bonds), and convertible bonds. The Fund may also gain exposure to fixed income securities through investments in other registered investment companies, specifically closed-end funds.  Longfellow believes that inefficiencies can exist with the pricing of closed-end funds and that exploiting these inefficiencies can have the potential to serve as attractive investments in the Fund.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Fund's performance.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the Fund's shares.

o  Large Cap Risk:  Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.
   Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

o  Mid Cap Risk:  The Fund is subject to the risk that medium capitalization may underperform other types of stocks or the equity markets as a whole.  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

o  Small Cap Risk:  The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole.  Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependant upon a small or inexperienced management group.  In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Depositary Receipts Risk:  Foreign receipts, which include American Depositary
Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored" or "unsponsored"
facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Short Sale Risk:  The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price.
If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss.  The Fund's losses are potentially unlimited in a short sale transaction.  Short sales are speculative transactions and involve special risks, including greater reliance on the Sub-Advisor's ability to accurately anticipate the future value of a security.

Non-Diversification Risk:  The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Portfolio Turnover Risk:  Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

Fixed Income Risk:  The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.  Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa.  Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates.  Generally, the longer the
Fund's duration, the more sensitive the Fund will be to changes in interest rates.

Non-Investment Grade Debt Securities Risk:  Non-investment grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers' ability to make payments of interest and principal.
There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can be more difficult to sell for good value.

Credit Risk:  The fixed income securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

Other Investment Companies Risk:  The risks of investment in other investment companies typically reflect the risk of the types of securities in which the investment companies invest.  The value of the shares of closed-end investment companies may be lower than the value of the portfolio securities held by the closed-end investment company. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as its share of the Fund's fees and expenses. There may also not be an active trading market available for shares of some closed-end funds. Additionally, trading of closed-end fund shares may be halted or delisted by the listing exchange.

This Fund should only be purchased by investors seeking positive absolute returns who can withstand the share price volatility of merger arbitrage investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the
Fund's Prospectus.
The Fund's Performance
The Fund's performance information is only shown when the Fund has had a full calendar year of operations.  Since the Fund began operations in August 2011, there is no performance information included in this Prospectus.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
TOUCHSTONE MERGER ARBITRAGE FUND (Prospectus Summary) | TOUCHSTONE MERGER ARBITRAGE FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE MERGER ARBITRAGE FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Merger Arbitrage Fund (the "Fund") seeks to achieve positive absolute returns regardless of market conditions over the long-term.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in this Prospectus on page 15 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of
		Additional Information ("SAI") on page 92.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  From its commencement of operations on August 9, 2011 through September 30, 2011, the
		Fund's portfolio turnover rate was 311% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	311.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the contractual fee waiver).  Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Touchstone Merger Arbitrage Fund primarily invests, under normal market conditions, in equity securities of U.S. and foreign issuers.  Equity securities include common stock, preferred stock and warrants.

The Fund's Sub-Advisor, Longfellow Investment Management Co. ("Longfellow" or
"Sub-Advisor"), seeks to purchase companies that are involved in publicly announced mergers, takeovers, tender offers, debt restructurings, minority purchases, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations.  Merger arbitrage is an investment strategy designed to profit from the successful completion of such transactions.  The Fund is permitted to hold long and short equity positions, as well as foreign securities including foreign receipts. The Fund may invest in companies of any size in seeking to achieve its investment goal and the Fund will regularly invest in small to medium capitalization companies.

Longfellow primarily buys securities of companies being acquired (the "target company") in publicly announced transactions where the terms of the transaction have been largely defined and disclosed.  Longfellow may engage in selling securities short when the terms of a proposed corporate reorganization require the exchange of common stock and/or other securities.  In such a case, the common stock of the target company may be purchased and, at approximately the same time, some amount of the acquiring company's common stock and/or other securities may be sold short depending on the terms of the transaction.  The
Fund's investment strategy is designed to capture the arbitrage spread represented by the difference between the market price of the securities of the target company and the value that is offered for these securities by the acquiring company.

In selecting securities for the Fund, Longfellow analyzes a number of factors including: proposed financing terms, the size of the transaction, anti-trust concerns, regulatory approvals and shareholder voting requirements.  All purchases are vetted through Longfellow's internal research process prior to investment.  Longfellow will sell a position if it views the proposed transaction as having more risk than expected, the proposed transaction is cancelled or more attractive opportunities arise.  The Fund generally engages in active and frequent trading of portfolio securities as a part of its principal investment strategy.

Dependent upon the level of corporate restructuring activity, the market, or other conditions and as determined by Longfellow, the Fund may invest in any combination of cash, cash equivalents and/or fixed income securities, including investment grade corporate bonds, non-investment grade debt securities (also known as junk bonds), and convertible bonds. The Fund may also gain exposure to fixed income securities through investments in other registered investment companies, specifically closed-end funds.  Longfellow believes that inefficiencies can exist with the pricing of closed-end funds and that exploiting these inefficiencies can have the potential to serve as attractive investments in the Fund.

The Fund is non-diversified and may invest a significant percentage of its
		assets in the securities of a single company.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Fund's performance.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the Fund's shares.

o  Large Cap Risk:  Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.
   Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

o  Mid Cap Risk:  The Fund is subject to the risk that medium capitalization may underperform other types of stocks or the equity markets as a whole.  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

o  Small Cap Risk:  The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole.  Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependant upon a small or inexperienced management group.  In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Depositary Receipts Risk:  Foreign receipts, which include American Depositary
Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored" or "unsponsored"
facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Short Sale Risk:  The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price.
If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss.  The Fund's losses are potentially unlimited in a short sale transaction.  Short sales are speculative transactions and involve special risks, including greater reliance on the Sub-Advisor's ability to accurately anticipate the future value of a security.

Non-Diversification Risk:  The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Portfolio Turnover Risk:  Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

Fixed Income Risk:  The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.  Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa.  Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates.  Generally, the longer the
Fund's duration, the more sensitive the Fund will be to changes in interest rates.

Non-Investment Grade Debt Securities Risk:  Non-investment grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers' ability to make payments of interest and principal.
There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can be more difficult to sell for good value.

Credit Risk:  The fixed income securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

Other Investment Companies Risk:  The risks of investment in other investment companies typically reflect the risk of the types of securities in which the investment companies invest.  The value of the shares of closed-end investment companies may be lower than the value of the portfolio securities held by the closed-end investment company. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as its share of the Fund's fees and expenses. There may also not be an active trading market available for shares of some closed-end funds. Additionally, trading of closed-end fund shares may be halted or delisted by the listing exchange.

This Fund should only be purchased by investors seeking positive absolute returns who can withstand the share price volatility of merger arbitrage investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the
		Fund's Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund's performance information is only shown when the Fund has had a full calendar year of operations.  Since the Fund began operations in August 2011,
		there is no performance information included in this Prospectus.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund's performance information is only shown when the Fund has had a full calendar year of operations.
TOUCHSTONE MERGER ARBITRAGE FUND (Prospectus Summary) | TOUCHSTONE MERGER ARBITRAGE FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	1.89%	[1]
Dividend Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	1.64%
Total Other Expenses	rr_OtherExpensesOverAssets	3.53%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.50%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.34%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	892
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,822
TOUCHSTONE MERGER ARBITRAGE FUND (Prospectus Summary) | TOUCHSTONE MERGER ARBITRAGE FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	2.13%	[1]
Dividend Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	1.80%
Total Other Expenses	rr_OtherExpensesOverAssets	3.93%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.75%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	4.24%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	526
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,621
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	426
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,621
TOUCHSTONE MERGER ARBITRAGE FUND (Prospectus Summary) | TOUCHSTONE MERGER ARBITRAGE FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	2.62%	[1]
Dividend Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	1.31%
Total Other Expenses	rr_OtherExpensesOverAssets	3.93%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.24%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	278
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,299
TOUCHSTONE MERGER ARBITRAGE FUND (Prospectus Summary) | TOUCHSTONE MERGER ARBITRAGE FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	3.20%	[1]
Dividend Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.58%
Total Other Expenses	rr_OtherExpensesOverAssets	3.78%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.97%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.87%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	190
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,190

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.68%, 2.43%, 1.43% and 1.28% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Fund's Management" in the Fund's Prospectus for more information.